UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	January 1, 2014 — June 30, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|14

Semiannual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

After pulling back at the start of the year, equity markets resumed their steady advance through the halfway mark of 2014. In June, the S&P 500 Index posted its fifth consecutive month of gains. The bond market has also generated solid positive results across many sectors this year.

Underpinning these stable returns is growing evidence of an economy on the mend, including a strengthening jobs market, and accelerating consumer spending and business investment. Corporations are participating in this improvement, as reflected in stronger-than-expected earnings growth and heightened merger-and-acquisition activity.

One notable characteristic of this market environment is its historically low level of volatility — a relative calm that experience indicates does not last forever. As we move into the second half of the year, we also note that a range of geopolitical uncertainties could push risk levels higher. That said, Putnam offers a wide range of strategies for all market conditions, including portfolios designed for periods of higher market volatility.

As always, thank you for investing with Putnam.

Performance summary (as of 6/30/14)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2014

Class IA: $7.23	Class IB: $7.23

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
6/30/14)	shares*	shares†	Bond Index	Bond Index	Index‡

6 months	3.69%	3.50%	3.93%	5.95%	5.76%

1 year	8.86	8.36	4.37	8.88	12.60

5 years	71.35	69.71	26.74	19.28	98.98
Annualized	11.37	11.16	4.85	3.59	14.75

10 years	81.64	79.35	61.87	61.42	141.41
Annualized	6.15	6.02	4.93	4.90	9.21

Life	235.03	223.91	217.54	204.26	—
Annualized	5.99	5.82	5.73	5.51	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. To be announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings and portfolio credit quality will vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six months ended June 30, 2014?

Overall, it was a favorable environment for taking credit and prepayment risk, but there were periods of modest volatility. As the period began, the Federal Reserve [Fed] started reducing its stimulative bond-buying program. With that process under way, lackluster economic data, coupled with concern about emerging-market [EM] currencies, caused investors to assume a more risk-averse posture. Asset flows shifted toward the relative safety of U.S. Treasuries, pushing the yield on the 10-year note down to 2.65%, its lowest level since mid-November. By February, however, with EM stress abating, market participants were encouraged by the resiliency of U.S. stocks as well as lower Treasury yields. The capital markets were also buoyed by investors largely dismissing weak economic data as a function of severe weather in the United States that affected some of its most densely populated regions.

Treasury yields declined further during the period’s second half, partly as a result of global demand for longer-maturity bonds. Concern about capital flight from Russia due to the Ukraine crisis, along with unrest in the Middle East related to developments in Iraq, prompted investors to once again seek the perceived safety of Treasuries. Demand also received a boost in June when the European Central Bank [ECB] implemented a negative deposit rate of –0.10% in the hope of stimulating bank lending to help stave off deflation and bolster eurozone economic growth.

Which holdings and strategies had the biggest influence on the fund’s performance?

Collectively, our corporate and mortgage-related credit strategies were the biggest contributors to performance, most notably our holdings of high-yield bonds, commercial mortgage-backed securities [CMBS], and non-agency residential mortgage-backed securities [RMBS]. These sectors were aided by investor demand for higher-yielding securities, supportive fundamentals, and the prospect of increased global liquidity in light of the ECB’s policy announcement. Within CMBS, the fund benefited from solid security selection in BBB/Baa-rated subordinated “mezzanine” bonds, which offer relatively high yields at what we believe are acceptable levels of risk. Within non-agency RMBS, pay-option adjustable-rate mortgage-backed securities were the main contributors.

Our prepayment strategies, which we implemented with securities such as interest-only and inverse interest-only collateralized mortgage obligations [CMOs], provided a further boost to the fund’s return. Although rates fell during the quarter, the decline wasn’t severe enough to trigger substantial refinancing of the mortgages underlying our CMO holdings. As a result, prepayment speeds that continued to be slower than expected bolstered the securities’ values.

Overseas, our allocation to Greece, which was held against a net short position in Germany, also worked well, as did our investments in EM debt, primarily U.S.-dollar-denominated holdings in Argentina.

On the downside, our interest-rate and yield-curve positioning hampered performance. The fund was defensively positioned for a rising-rate environment and a steepening yield curve. In the United States, duration — a key measure of interest-rate sensitivity — was negative on a net basis, which likely would have helped the fund’s return had rates risen. However, U.S. rates declined and the yield curve moderately flattened. Outside the United States, our long-duration strategy in Europe helped, since rates generally fell across the region and partially offset the negative impact of our U.S. duration strategy.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps to hedge interest rate risk and to gain exposure to interest rates. We also used “swaptions,” which gave us the option to enter into a swap contract, to hedge duration and convexity, and to isolate prepayment risk. We also utilized total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the months ahead, and how are you positioning the fund?

As 2014’s second quarter came to a close, it appeared that the U.S. economic environment was transitioning back to a more positive growth pattern. In our view, U.S. gross domestic product could grow at a 3% to 3.5% rate during the second half of the year, which would likely lead to higher interest rates.

Against this backdrop, we have underweight exposure on the 2-to 5-year portion of the yield curve, since we believe this is the area of the curve that would be most affected should the Fed begin to unwind its accommodative monetary policy sooner than the markets are currently anticipating. Additionally, we will continue our efforts to minimize overall interest-rate risk in the portfolio.

As for other aspects of portfolio positioning, we plan to maintain overweights in market sectors that have benefited from increased liquidity, such as CMBS and non-agency RMBS. However, the current yield advantage over Treasuries offered by these sectors is not as great as it was, and with certain central banks potentially raising rates in the medium term, the liquidity in these areas of the market could diminish. We are cognizant of this risk and, as a result, are maintaining a cash cushion in the portfolio.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

2 Putnam VT Diversified Income Fund

Consider these risks before investing: The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2014, to June 30, 2014. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/14		for the 6 months ended 6/30/14

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.89	$5.15	$3.86	$5.11

Ending value
(after expenses)	$1,036.90	$1,035.00	$1,020.98	$1,019.74

Annualized
expense ratio	0.77%	1.02%	0.77%	1.02%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/14. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (47.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (20.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032	$163,788	$243,911
IFB Ser. 3408, Class EK, 25.182s, 2037	69,706	101,959
IFB Ser. 2979, Class AS, 23.717s, 2034	22,400	28,672
IFB Ser. 3072, Class SM, 23.24s, 2035	176,883	253,908
IFB Ser. 3072, Class SB, 23.094s, 2035	181,299	258,509
IFB Ser. 3249, Class PS, 21.774s, 2036	147,725	203,139
IFB Ser. 3065, Class DC, 19.405s, 2035	331,985	475,226
IFB Ser. 3998, Class KS, IO, 6.548s, 2027	2,322,663	393,945
IFB Ser. 4105, Class LS, IO, 5.998s, 2041	2,773,409	511,722
IFB Ser. 319, Class S2, IO, 5.848s, 2043	1,316,400	304,470
IFB Ser. 4240, Class SA, IO, 5.848s, 2043	8,138,417	1,897,879
IFB Ser. 4245, Class AS, IO, 5.848s, 2043	5,363,397	1,247,009
IFB Ser. 317, Class S3, IO, 5.828s, 2043	3,550,213	812,359
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044	7,591,115	1,862,687
IFB Ser. 323, Class S1, IO, 5.798s, 2044	3,464,929	775,819
IFB Ser. 310, Class S4, IO, 5.798s, 2043	3,617,991	938,760
IFB Ser. 311, Class S1, IO, 5.798s, 2043	8,105,560	1,842,489
IFB Ser. 308, Class S1, IO, 5.798s, 2043	2,708,431	692,356
IFB Ser. 269, Class S1, IO, 5.798s, 2042	2,103,483	486,178
IFB Ser. 314, Class AS, IO, 5.738s, 2043	2,841,909	650,302
Ser. 3632, Class CI, IO, 5s, 2038	532,476	45,607
Ser. 3626, Class DI, IO, 5s, 2037	104,645	1,146
Ser. 4122, Class TI, IO, 4 1/2s, 2042	3,216,652	719,565
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,623,941	332,258
Ser. 4024, Class PI, IO, 4 1/2s, 2041	3,693,370	761,772
Ser. 4220, Class IE, IO, 4s, 2028	2,401,950	307,570
Ser. 4122, Class CI, IO, 3 1/2s, 2042	4,527,030	696,020
Ser. 4105, Class HI, IO, 3 1/2s, 2041	2,011,902	305,648
Ser. 304, IO, 3 1/2s, 2027	4,075,121	475,933
Ser. 304, Class C37, IO, 3 1/2s, 2027	2,991,815	383,700
Ser. 4210, Class PI, IO, 3s, 2041	3,153,058	358,291
Ser. 304, Class C45, IO, 3s, 2027	3,360,411	408,990
Ser. T-57, Class 1AX, IO, 0.004s, 2043	1,628,075	17,844
Ser. 3300, PO, zero %, 2037	56,743	50,369
FRB Ser. 3326, Class WF, zero %, 2035	1,274	1,075

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036	95,574	178,786
IFB Ser. 06-8, Class HP, 24.009s, 2036	268,622	415,195
IFB Ser. 07-53, Class SP, 23.643s, 2037	172,749	256,082
IFB Ser. 08-24, Class SP, 22.726s, 2038	212,826	321,363
IFB Ser. 05-122, Class SE, 22.568s, 2035	272,529	392,782
IFB Ser. 05-83, Class QP, 16.999s, 2034	204,820	264,091
IFB Ser. 13-101, Class HS, IO, 6.348s, 2043	1,481,052	388,199
IFB Ser. 13-81, Class US, IO, 6.098s, 2043	1,966,770	351,167
IFB Ser. 13-10, Class KS, IO, 6.048s, 2043	1,525,154	309,164
Ser. 12-134, Class SA, IO, 5.998s, 2042	2,818,473	661,033
IFB Ser. 13-19, Class SK, IO, 5.998s, 2043	2,587,971	575,322
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042	1,868,114	417,580
IFB Ser. 13-124, Class SB, IO, 5.798s, 2043	1,707,517	391,662
IFB Ser. 411, Class S1, IO, 5.798s, 2042	2,383,535	506,001
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043	1,775,185	427,603
IFB Ser. 13-128, Class CS, IO, 5.748s, 2043	3,091,319	715,671
IFB Ser. 13-101, Class CS, IO, 5.748s, 2043	2,102,271	484,805
Ser. 374, Class 6, IO, 5 1/2s, 2036	400,293	77,220
Ser. 12-132, Class PI, IO, 5s, 2042	8,058,580	1,708,016
Ser. 398, Class C5, IO, 5s, 2039	257,493	36,950
Ser. 10-13, Class EI, IO, 5s, 2038	96,524	1,986
Ser. 378, Class 19, IO, 5s, 2035	1,149,953	219,925

MORTGAGE-BACKED SECURITIES (47.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	$881,687	$229,159
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	6,209,042	1,241,312
Ser. 409, Class 81, IO, 4 1/2s, 2040	4,683,443	814,802
Ser. 409, Class 82, IO, 4 1/2s, 2040	3,056,066	540,587
Ser. 366, Class 22, IO, 4 1/2s, 2035	469,603	34,361
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	2,252,246	251,373
Ser. 418, Class C24, IO, 4s, 2043	2,518,497	584,173
Ser. 13-41, Class IP, IO, 4s, 2043	2,741,513	516,611
Ser. 13-44, Class PI, IO, 4s, 2043	2,610,680	451,770
Ser. 12-96, Class PI, IO, 4s, 2041	1,226,420	212,293
Ser. 406, Class 2, IO, 4s, 2041	2,887,705	611,327
Ser. 406, Class 1, IO, 4s, 2041	1,996,237	429,590
Ser. 409, Class C16, IO, 4s, 2040	3,427,925	626,881
Ser. 418, Class C15, IO, 3 1/2s, 2043	5,238,611	1,183,599
Ser. 13-35, Class IP, IO, 3s, 2042	3,358,843	371,966
Ser. 13-53, Class JI, IO, 3s, 2041	3,509,593	450,763
Ser. 13-23, Class PI, IO, 3s, 2041	3,986,639	398,863
Ser. 03-W10, Class 1, IO, 1.083s, 2043	516,211	14,639
Ser. 00-T6, IO, 0.742s, 2030	1,493,174	31,730
Ser. 99-51, Class N, PO, zero %, 2029	16,933	15,239

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037	3,889,814	573,752
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041	2,545,569	590,063
IFB Ser. 13-113, Class SL, IO, 6.077s, 2042	1,870,044	320,975
Ser. 13-116, Class SA, IO, 5.998s, 2043	2,318,178	419,799
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043	2,340,750	406,331
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043	2,148,296	410,411
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040	2,998,614	539,001
Ser. 13-182, Class LS, IO, 5.987s, 2043	1,833,834	421,648
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043	1,294,668	249,211
Ser. 14-58, Class SA, IO, 5.947s, 2044	5,075,887	838,740
Ser. 13-149, Class MS, IO, 5.947s, 2039	2,471,605	419,827
IFB Ser. 12-77, Class MS, IO, 5.947s, 2042	2,045,367	487,063
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041	1,903,090	371,673
IFB Ser. 10-151, Class SA, IO, 5.897s, 2040	1,085,940	193,732
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041	3,437,000	825,842
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041	3,530,000	847,835
Ser. 13-22, Class OI, IO, 5s, 2043	2,921,284	597,102
Ser. 13-3, Class IT, IO, 5s, 2043	2,606,805	533,857
Ser. 13-6, Class IC, IO, 5s, 2043	1,746,895	364,542
Ser. 12-146, Class IO, IO, 5s, 2042	4,067,188	887,176
Ser. 13-130, Class IB, IO, 5s, 2040	2,153,969	267,306
Ser. 13-16, Class IB, IO, 5s, 2040	3,202,249	287,058
Ser. 11-41, Class BI, IO, 5s, 2040	2,374,306	265,854
Ser. 10-35, Class UI, IO, 5s, 2040	2,371,049	529,174
Ser. 10-20, Class UI, IO, 5s, 2040	2,040,744	390,456
Ser. 10-9, Class UI, IO, 5s, 2040	13,565,407	3,004,991
Ser. 09-121, Class UI, IO, 5s, 2039	4,367,355	998,945
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	5,963,126	1,274,618
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,200,284	256,561
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	3,505,885	729,189
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	411,192	73,686
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	4,112,881	785,026
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	10,514,119	2,200,464
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	4,269,111	949,884
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	2,057,429	445,860
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,007,563	166,409
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	4,755,753	724,444
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	1,342,362	154,103
Ser. 13-165, Class IL, IO, 4s, 2043	1,982,973	340,060

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (47.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-47, Class CI, IO, 4s, 2042	$3,964,550	$905,604
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,945,180	419,689
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	7,532,583	1,293,420
Ser. 13-28, Class IO, IO, 3 1/2s, 2043	2,749,717	439,525
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	3,269,128	541,793
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	5,213,839	827,019
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	3,580,596	613,392
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	2,864,242	665,921
Ser. 06-36, Class OD, PO, zero %, 2036	4,533	4,010

		66,811,769
Commercial mortgage-backed securities (17.2%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	725,000	759,284
Ser. 06-6, Class AJ, 5.421s, 2045	817,000	850,151
FRB Ser. 05-6, Class G, 5.349s, 2047	829,000	817,829

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036	244,762	121,647
Ser. 07-5, Class XW, IO, 0.531s, 2051	30,922,182	292,957

Banc of America Merrill Lynch Commercial
Mortgage, Inc. Ser. 05-4, Class C, 5.147s, 2045	927,000	901,508

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.605s, 2039	155,000	162,217
Ser. 05-PWR7, Class B, 5.214s, 2041	923,000	930,441
Ser. 05-PWR9, Class C, 5.055s, 2042	499,000	488,471
Ser. 05-PWR9, Class AJ, 4.985s, 2042	229,000	237,794

CFCRE Commercial Mortgage Trust 144A FRB
Ser. 11-C2, Class E, 5.744s, 2047	426,000	451,368

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049	779,000	788,653

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 12-GC8, Class D, 5.04s, 2045	501,000	502,102

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
FRB Ser. 07-CD5, Class E, 6.321s, 2044	578,000	572,220
Ser. 07-CD5, Class XS, IO, 0.086s, 2044	24,608,377	109,314

COMM Mortgage Trust FRB Ser. 04-LB3A, Class E,
5.758s, 2037	667,375	667,375

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.74s, 2047	1,526,000	1,424,426
FRB Ser. 13-LC6, Class D, 4.432s, 2046	224,000	209,688
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049	654,000	614,760

Credit Suisse Commercial Mortgage Trust
Ser. 06-C5, Class AX, IO, 0.92s, 2039	23,480,158	343,017

Credit Suisse First Boston Mortgage
Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038	478,000	493,514

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	495,576	20,319

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.578s, 2044	640,000	679,360

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.013s, 2020	1,982,368	32,709

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	245,351

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	561,000	563,244

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	1,053,000	1,056,955

GS Mortgage Securities Trust Ser. 05-GG4,
Class AJ, 4.782s, 2039	2,872,000	2,907,833

MORTGAGE-BACKED SECURITIES (47.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045	$865,000	$901,503
FRB Ser. 11-GC3, Class D, 5.728s, 2044	922,000	973,613
FRB Ser. 11-GC3, Class E, 5s, 2044	528,000	487,988
FRB Ser. GC10, Class D, 4.562s, 2046	1,099,000	1,019,103
Ser. 05-GG4, Class XC, IO, 0.879s, 2039	74,416,084	327,431

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.152s, 2030
(Cayman Islands)	289,000	197,965

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	494,500	524,368
FRB Ser. 06-LDP6, Class B, 5.687s, 2043	790,000	790,000
Ser. 06-LDP6, Class AJ, 5.565s, 2043	1,508,000	1,577,971
Ser. 06-LDP8, Class B, 5.52s, 2045	370,000	379,990
FRB Ser. 05-LDP3, Class D, 5.363s, 2042	1,173,000	1,170,889
FRB Ser. 04-CBX, Class B, 5.021s, 2037	316,000	318,030
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	768,412

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051	704,000	725,958
FRB Ser. 07-CB20, Class C, 6.379s, 2051	1,004,000	946,139
FRB Ser. 11-C3, Class E, 5.752s, 2046	812,000	874,616
FRB Ser. 11-C3, Class F, 5.752s, 2046	401,000	404,155
FRB Ser. 12-C8, Class E, 4.823s, 2045	405,000	401,778
FRB Ser. 12-LC9, Class E, 4.573s, 2047	179,000	173,493
FRB Ser. 13-C13, Class D, 4.191s, 2046	638,000	588,879
FRB Ser. 13-C13, Class E, 3.986s, 2046	628,000	493,720
FRB Ser. 13-C10, Class E, 3 1/2s, 2047	833,000	616,670
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	558,000	400,198
Ser. 07-CB20, Class X1, IO, 0.199s, 2051	43,072,746	394,891

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	548,610	573,297
Ser. 98-C4, Class J, 5.6s, 2035	379,000	418,795

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.922s, 2039 F	388,000	349,202
Ser. 06-C3, Class AJ, 5.72s, 2039	731,000	741,673
Ser. 06-C6, Class E, 5.541s, 2039	900,000	826,560
FRB Ser. 06-C6, Class C, 5.482s, 2039	491,000	481,794

Merrill Lynch Mortgage Investors Trust
Ser. 96-C2, Class JS, IO, 2.371s, 2028	36,453	3

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051	575,000	632,673
FRB Ser. 07-C1, Class A3, 6.033s, 2050	34,813	34,979
Ser. 05-MCP1, Class D, 5.023s, 2043	454,000	449,732

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.964s, 2049	947,652	50,699

ML-CFC Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	605,000	619,339

Morgan Stanley Bank of America Merrill Lynch
Trust 144A Ser. 13-C10, Class D, 4.218s, 2046	296,000	268,570

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	1,320,000	1,371,132
FRB Ser. 06-HQ8, Class D, 5.678s, 2044	513,000	485,657
Ser. 07-HQ11, Class C, 5.558s, 2044	700,000	709,590
Ser. 06-HQ10, Class AJ, 5.389s, 2041	545,000	561,841
Ser. 04-IQ8, Class C, 5.3s, 2040	1,680,000	1,677,816

Morgan Stanley Capital I Trust 144A FRB
Ser. 04-RR, Class F7, 6s, 2039	923,960	887,001

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (47.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	$1,144,229	$1,145,579

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	467,018	116,755

UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 5.123s, 2049 F	413,000	406,166

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045	2,423,000	2,495,690
FRB Ser. 06-C25, Class AJ, 5.904s, 2043	735,000	764,694
FRB Ser. 05-C20, Class B, 5.41s, 2042	1,922,000	1,960,223
Ser. 07-C34, IO, 0.494s, 2046	13,011,243	157,436

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 5.938s, 2035	862,672	803,838

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 12-LC5, Class E, 4.938s, 2045	479,000	428,130

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045	688,000	722,615
FRB Ser. 12-C6, Class E, 5s, 2045	525,000	503,423
FRB Ser. 11-C4, Class F, 5s, 2044	1,270,000	1,186,168
FRB Ser. 12-C7, Class F, 4 1/2s, 2045	2,626,000	2,201,638
Ser. 14-C19, Class D, 4.234s, 2047	541,000	483,688

		57,337,163
Residential mortgage-backed securities (non-agency) (10.0%)
Banc of America Funding Corp. FRB Ser. 06-G,
Class 2A5, 0.433s, 2036	502,797	463,227

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.412s, 2036	310,000	314,185
FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035	1,270,000	1,196,975

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037	243,137	166,549
FRB Ser. 12-RR2, Class 5A12, 6.471s, 2036	800,000	763,200
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035	1,060,000	985,800
FRB Ser. 14-RR2, Class 3A2, 1.083s, 2046	510,000	343,613
FRB Ser. 13-RR11, Class 6A3, 0.322s, 2035	530,000	457,920
FRB Ser. 13-RR8, Class 2A2, 0.299s, 2036	501,311	424,235
Ser. 12-RR11, Class 3A3, zero %, 2036	629,566	446,173

Bear Stearns Adjustable Rate Mortgage Trust FRB
Ser. 05-12, Class 12A1, 2.515s, 2036	710,798	630,762

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.025s, 2034	34,783	5,557

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 2.53s, 2036	719,631	627,878
FRB Ser. 41891, Class 7A2, 2.515s, 2036	700,000	666,512
FRB Ser. 11-12, Class 2A2, 0.522s, 2035	1,160,000	1,015,000

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036	408,773	353,736
Ser. 05-46CB, Class A20, 5 1/2s, 2035	545,018	514,241
Ser. 05-20CB, Class 3A7, 5 1/2s, 2035	382,108	356,316
1.623s, 2035	456,268	416,344
FRB Ser. 05-76, Class 2A1, 1.124s, 2036	511,977	459,500
FRB Ser. 05-38, Class A3, 0.502s, 2035	1,283,633	1,116,761
FRB Ser. 05-59, Class 1A1, 0.483s, 2035	705,079	585,216
FRB Ser. 05-51, Class 1A1, 0.475s, 2035	934,550	813,059
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047	437,758	374,283

Countrywide Home Loans FRB Ser. 06-OA5,
Class 1A1, 0.352s, 2046	436,760	365,437

Credit Suisse First Boston Mortgage
Securities Corp. FRB Ser. 03-AR30, Class CB1,
2.485s, 2034	419,250	380,588

MORTGAGE-BACKED SECURITIES (47.2%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043
(United Kingdom)	GBP	328,968	$584,445
FRB Ser. 03-2, Class 2C1, 2.852s, 2043
(United Kingdom)	EUR	880,000	1,247,159

Green Tree Home Improvement Loan Trust
Ser. 95-F, Class B2, 7.1s, 2021		$2,554	2,549

Morgan Stanley Resecuritization Trust 144A
Ser. 13-R7, Class 9B, 5 1/2s, 2046		825,000	775,913

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.682s, 2035		399,043	348,564
FRB Ser. 05-3, Class M1, 0.622s, 2035		393,423	351,130
FRB Ser. 05-3, Class A2, 0.502s, 2035		562,033	504,424

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4,
Class 1A2, 0.542s, 2035		433,604	400,000

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.974s, 2046		2,098,785	1,477,125
FRB Ser. 06-QO7, Class 1A1, 0.924s, 2046		897,975	615,113
FRB Ser. 06-QO5, Class 2A1, 0.342s, 2046		530,192	409,573

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046		2,002,836	1,842,609
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046		1,153,248	940,474
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045		2,267,521	1,995,418
FRB Ser. 05-AR8, Class 2AC2, 0.612s, 2045		1,389,173	1,248,172
FRB Ser. 05-AR11, Class A1B2, 0.602s, 2045		825,958	735,103
FRB Ser. 05-AR13, Class A1B2, 0.582s, 2045		1,044,481	945,255
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045		869,225	764,918
FRB Ser. 05-AR19, Class A1C4, 0.552s, 2045		766,452	682,143
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045		1,581,592	1,407,617
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045		495,282	443,278
FRB Ser. 05-AR6, Class 2A1C, 0.492s, 2045		638,325	571,301

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2,
Class 1A2, 0.331s, 2047		1,000,000	740,000

			33,275,350

Total mortgage-backed securities (cost $143,946,634)			$157,424,282

CORPORATE BONDS AND NOTES (32.7%)*	Principal amount	Value

Basic materials (2.1%)
ArcelorMittal SA sr. unsec. bonds 10.35s, 2019
(France)	$355,000	$454,400

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s,
2039 (France)	90,000	99,000

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	211,000	226,825

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	135,000	135,338

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	265,000	292,163

Cemex Finance, LLC 144A company
guaranty sr. notes 6s, 2024 (Mexico)	500,000	520,625

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)	205,000	219,606

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	70,000	70,000

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	15,000	15,825

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	51,000	52,466

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	150,000	163,313

Putnam VT Diversified Income Fund 7

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Basic materials cont.
FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	$139,000	$145,603

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)	2,000	2,145

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	264,000	288,420

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	158,000	189,995

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	172,000	182,320

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	238,000	247,520

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	387,000	427,635

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	260,000	269,100

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)	7,000	6,475

Ineos Finance PLC 144A company
guaranty sr. notes 7 1/2s, 2020 (United Kingdom)	70,000	76,213

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	330,000	375,788

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	256,000	281,600

Momentive Performance Materials, Inc. company
guaranty sr. notes 8 7/8s, 2020	100,000	107,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022
(Canada)	134,000	138,797

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	155,000	172,050

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)	215,000	230,588

PQ Corp. 144A sr. notes 8 3/4s, 2018	170,000	184,025

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	170,000	181,050

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	177,000	189,390

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	35,000	39,375

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	170,000	173,400

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	54,000	62,100

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	40,000	43,500

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019	55,000	59,813

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	25,000	25,875

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020 (Belgium)	230,000	257,025

TPC Group, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020	180,000	199,350

Tronox Finance, LLC company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	55,000	56,788

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	138,125

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	70,000	70,000

		7,070,876

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Capital goods (1.5%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020		$470,000	$506,425

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		508,000	585,470

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		251,000	272,649

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024		60,000	60,450

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022		105,000	105,591

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021		33,000	37,620

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		145,000	154,788

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s,
2017 ‡‡		220,000	232,100

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		247,000	276,023

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023		200,000	194,800

Exide Technologies sr. notes 8 5/8s,
2018 (In default) †		13,000	7,800

Gates Global LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022		85,000	85,000

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022		248,000	270,320

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023		215,000	211,775

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022		329,000	338,870

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018		230,000	250,125

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020		210,000	221,550

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019		200,000	221,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9s, 2019		110,000	116,463

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 8 1/4s, 2021
(New Zealand)		265,000	288,188

Schaeffler Holding Finance BV 144A notes
6 7/8s, 2018 (Netherlands) ‡‡	EUR	110,000	158,502

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		$55,000	59,703

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021		270,000	290,925

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021		50,000	55,375

TransDigm, Inc. 144A sr. unsec.
sub. notes 6 1/2s, 2024		40,000	41,650

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡		85,000	90,525

			5,134,187
Communication services (4.3%)
Altice SA 144A company guaranty sr. notes 7 3/4s,
2022 (Luxembourg)		200,000	213,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	74,951

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Communication services cont.
Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018		$13,000	$14,690

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		662,000	705,030

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022		125,000	127,500

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		85,000	85,744

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		100,000	105,375

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		175,000	191,188

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		50,000	52,750

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R		257,000	267,923

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R		90,000	92,925

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		200,000	221,000

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024		130,000	127,888

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Jamaica)		200,000	218,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017
(Jamaica)		343,000	352,878

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021		340,000	387,600

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		169,000	197,730

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024		60,000	64,350

Inmarsat Finance PLC 144A company
guaranty sr. unsec. notes 4 7/8s, 2022
(United Kingdom)		100,000	101,000

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)		105,000	109,594

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	206,955

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 8 1/8s, 2023
(Luxembourg)		154,000	166,513

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7 3/4s, 2021
(Luxembourg)		599,000	634,191

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020		184,000	206,080

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		50,000	54,563

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020		26,000	28,405

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		65,000	69,631

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		71,000	74,550

Nil International Telecom SCA 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg)		122,000	105,530

Numericable Group SA 144A sr. bonds
5 5/8s, 2024 (France)	EUR	100,000	146,173

Numericable Group SA 144A sr. notes 6s, 2022
(France)		$600,000	624,150

Phones4U Finance PLC 144A sr. notes
9 1/2s, 2018 (United Kingdom)	GBP	240,000	423,510

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$221,000	227,078

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Communication services cont.
Qwest Corp. sr. unsec. notes 6 3/4s, 2021		$185,000	$214,182

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	174,062

SBA Communications Corp. 144A sr. unsec.
notes 4 7/8s, 2022		140,000	138,250

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	74,200

Sprint Capital Corp. company guaranty 6 7/8s, 2028		182,000	183,820

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017		270,000	315,225

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		531,000	643,838

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023		245,000	272,563

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 1/4s, 2021		175,000	192,938

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023		297,000	322,245

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019		85,000	89,463

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		258,000	275,093

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		240,000	255,000

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	563,768

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	110,000	166,139

Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH sr. notes 7 1/2s, 2019 (Germany)	EUR	175,000	255,807

Unitymedia KabelBW GmbH company
guaranty sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	400,000	588,783

UPC Holdings BV bonds 8 3/8s, 2020
(Netherlands)	EUR	421,000	633,714

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	206,528

Virgin Media Finance PLC company
guaranty sr. unsec. bonds 8 7/8s, 2019
(United Kingdom)	GBP	50,000	90,795

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	290,000	521,121

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019		$349,000	392,189

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 3/8s, 2018 (Luxembourg)	EUR	445,000	645,399

Wind Acquisition Finance SA 144A sr. bonds
4s, 2020 (Luxembourg) ##	EUR	125,000	170,752

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		$149,000	162,783

Windstream Corp. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023		110,000	111,513

			14,338,615
Consumer cyclicals (5.0%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		35,000	37,538

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		115,000	131,100

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022		115,000	119,600

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		360,000	415,800

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	$173,000	$190,733

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	231,000	231,289

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	62,000	59,055

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)	250,000	264,375

Brookfield Residential Properties, Inc./
Brookfield Residential US Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)	100,000	103,520

Building Materials Corp. of America 144A company
guaranty sr. notes 7 1/2s, 2020	140,000	149,100

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021	150,000	161,625

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	185,000	201,881

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	203,000	210,105

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	125,000	128,750

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	45,000	45,563

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021	136,000	157,080

Ceridian, LLC company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	30,000	30,030

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015	351,000	351,351

Ceridian, LLC 144A sr. notes 8 7/8s, 2019	27,000	30,443

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021	210,000	237,300

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	67,000	68,591

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	65,000	64,838

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	50,000	55,125

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	180,000	192,600

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	162,000	174,960

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	395,000	425,613

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	213,000	224,449

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	83,000	87,980

DH Services Luxembourg Sarl 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Luxembourg)	250,000	268,125

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	241,000	256,364

FelCor Lodging LP company
guaranty sr. notes 5 5/8s, 2023 R	60,000	61,800

Gannett Co., Inc. 144A company
guaranty sr. unsec. notes 5 1/8s, 2020	120,000	123,600

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	163,000	168,094

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 7/8s, 2020	180,000	185,400

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Consumer cyclicals cont.
GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 3/8s, 2018		$70,000	$72,275

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		260,000	280,150

Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes
6 5/8s, 2022 (Canada)	CAD	335,000	334,849

Griffey Intermediate, Inc./Griffey Finance
Sub, LLC 144A sr. unsec. notes 7s, 2020		$136,000	124,610

Grupo Televisa SAB sr. unsec. notes 6s, 2018
(Mexico)		70,000	79,585

Grupo Televisa SAB sr. unsec. unsub. notes
Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	3,500,000	233,188

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		$157,000	167,990

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		45,000	45,900

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		165,000	176,963

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	507,063

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		95,000	97,138

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		355,000	363,875

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		375,000	426,563

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		105,000	113,663

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	74,988

Lamar Media Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024		84,000	86,940

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		243,000	241,785

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021		176,000	191,840

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		310,000	317,750

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		210,000	234,413

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020		168,000	174,720

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022		140,000	164,150

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		110,000	122,650

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019		691,867	777,486

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡		139,000	151,510

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8s, 2021		100,000	107,750

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028		125,000	129,375

Nexstar Broadcasting, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		110,000	118,525

Nielsen Co. Luxembourg S.a.r.l. (The) 144A
company guaranty sr. unsec. notes 5 1/2s, 2021
(Luxembourg)		253,000	262,488

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 4 1/2s, 2020		61,000	61,458

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018		380,000	409,450

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	$149,000	$164,645

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	123,000	154,664

Penn National Gaming, Inc. 144A sr. unsec.
notes 5 7/8s, 2021	200,000	189,000

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	200,000	210,500

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	140,000	150,325

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017 ‡‡	90,000	91,800

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023	183,000	188,033

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022	35,000	36,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	54,000	58,590

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	229,000	253,618

Sinclair Television Group, Inc. company guaranty
sr. unsec. notes 6 3/8s, 2021	87,000	92,546

Sinclair Television Group, Inc. company guaranty
sr. unsec. notes 5 3/8s, 2021	38,000	38,238

Sinclair Television Group, Inc. sr. unsec. notes
6 1/8s, 2022	57,000	59,565

Sirius XM Radio, Inc. 144A company guaranty
sr. unsec. notes 6s, 2024	150,000	156,000

Sirius XM Radio, Inc. 144A sr. unsec. bonds
5 7/8s, 2020	184,000	194,580

Sirius XM Radio, Inc. 144A sr. unsec. notes
5 1/4s, 2022	25,000	26,875

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	301,000	308,525

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2022	15,000	16,238

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	15,000	16,125

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	145,000	155,513

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021	140,000	149,450

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	45,000	44,100

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	70,000	69,475

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	300,000	303,750

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016	286,000	291,720

Travelport, LLC/Travelport Holdings, Inc. 144A
company guaranty sr. unsec.
unsub. notes 13 7/8s, 2016 ‡‡	198,176	204,121

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017	340,000	386,750

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	65,000	68,250

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	107,000	118,636

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020	4,000	4,400

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019	265,000	282,888

		16,750,100

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Consumer staples (1.8%)
Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		$250,000	$273,125

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		195,000	199,388

B&G Foods, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2021		120,000	119,700

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022		85,000	87,975

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	59,925

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 3/4s, 2021		285,000	283,219

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	129,088

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R		60,000	58,800

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R		50,000	49,625

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	171,440

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		465,000	491,738

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	303,000	559,893

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)		$200,000	195,600

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	99,513

Hertz Corp. (The) company guaranty sr. unsec.
notes 6 1/4s, 2022		128,000	135,520

Hertz Corp. (The) company guaranty sr. unsec.
notes 5 7/8s, 2020		50,000	52,250

HJ Heinz Co. company guaranty notes 4 1/4s, 2020		353,000	355,206

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		83,000	90,055

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	494,500

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		60,000	63,600

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020		405,000	445,500

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021		145,000	148,263

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021		290,000	297,975

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020		300,000	342,000

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	82,500

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022		190,000	208,050

Smithfield Foods, Inc. 144A sr. unsec.
notes 5 7/8s, 2021		50,000	52,875

Smithfield Foods, Inc. 144A sr. unsec.
notes 5 1/4s, 2018		35,000	36,400

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022		55,000	61,875

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024		97,000	100,759

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023		328,000	351,780

			6,098,137

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Energy (6.8%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021		$182,000	$194,740

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	182,325

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		305,000	321,775

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	117,150

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022		135,000	138,713

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021		150,000	155,625

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 7 3/8s, 2021		247,000	269,230

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022		90,000	93,150

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020		40,000	42,650

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		110,000	110,413

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		111,000	111,694

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	219,863

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	82,447

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023		$60,000	66,672

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022		95,000	98,325

Cimarex Energy Co. company guaranty sr. unsec.
notes 4 3/8s, 2024		110,000	112,063

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	330,000

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		207,000	222,525

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	124,845

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s,
2018 (Canada)	CAD	295,000	215,641

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)		$59,000	47,053

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020		173,000	187,273

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022		90,000	94,275

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		43,000	46,225

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022		180,000	184,275

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		135,000	139,050

Exterran Partners LP/EXLP Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022		160,000	162,400

FTS International, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022		110,000	112,475

Gazprom OAO Via Gaz Capital SA sr. unsec.
notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)		335,000	376,875

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	267,600

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)		690,000	838,716

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Energy cont.
Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 8.146s, 2018 (Russia)	$149,000	$171,554

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	170,000	181,050

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	386,000	417,845

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	150,000	163,688

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	520,000	559,000

Hercules Off shore, Inc. 144A sr. unsec.
notes 8 3/4s, 2021	90,000	94,950

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	180,000	196,200

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	45,000	45,619

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	70,000	70,000

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	158,000	164,320

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	70,000	77,525

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	45,000	46,688

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	404,000	424,200

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2019	150,000	158,250

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	315,000	329,963

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s,
2017 (Canada) F	104,000	6

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)	430,000	478,913

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	329,000	348,740

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	141,000	149,813

Milagro Oil & Gas, Inc. company guaranty notes
10 1/2s, 2016 (In default) †	300,000	234,000

National JSC Naftogaz of Ukraine govt. guaranty
unsec. notes 9 1/2s, 2014 (Ukraine)	335,000	326,417

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	100,000	110,500

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	140,000	153,300

Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2022	125,000	136,250

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	250,000	264,375

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	185,000	187,775

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	315,000	346,106

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)	200,000	198,500

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.3s, 2023 (Indonesia)	285,000	268,969

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	202,000	210,104

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Energy cont.
Petroleos de Venezuela SA company guaranty
sr. unsec. notes 5 1/4s, 2017 (Venezuela)		$3,210,000	$2,757,323

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		1,065,000	659,235

Petroleos de Venezuela SA sr. unsec. sub. bonds
5s, 2015 (Venezuela)		1,605,000	1,516,703

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)		1,165,000	1,089,625

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)		760,000	490,200

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	447,450

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022		160,000	181,800

Plains Exploration & Production Co. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023		110,000	128,700

Range Resources Corp. company guaranty
sr. sub. notes 6 3/4s, 2020		210,000	225,750

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022		100,000	106,000

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes
5 5/8s, 2022		60,000	60,750

Rosetta Resources, Inc. company guaranty
sr. unsec. unsub. notes 5 7/8s, 2024		130,000	135,200

Rosetta Resources, Inc. company guaranty
sr. unsec. unsub. notes 5 5/8s, 2021		119,000	122,421

Sabine Pass Liquefaction, LLC 144A
sr. notes 6 1/4s, 2022		100,000	108,500

Sabine Pass Liquefaction, LLC 144A
sr. notes 5 3/4s, 2024		100,000	104,250

Sabine Pass Liquefaction, LLC 144A
sr. notes 5 5/8s, 2023		100,000	104,250

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020		95,000	102,838

Samson Investment Co. 144A sr. unsec.
notes 10 3/4s, 2020		535,000	563,756

Sanchez Energy Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2023		75,000	77,438

Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)		170,000	186,567

Seventy Seven Energy, Inc. 144A sr. unsec.
notes 6 1/2s, 2022		20,000	20,500

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018		210,000	224,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		87,000	92,220

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		130,000	141,375

Tervita Corp. 144A company guaranty
sr. notes 9s, 2018 (Canada)	CAD	60,000	57,913

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$60,000	62,400

Tervita Corp. 144A sr. unsec. notes 10 7/8s,
2018 (Canada)		45,000	45,824

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		220,000	234,850

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		210,000	230,475

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		313,000	333,345

			22,793,041

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Financials (5.2%)
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031		$72,000	$91,980

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2058		72,000	99,180

Baggot Securities, Ltd. 144A jr.
sub. notes 10.24s, perpetual maturity (Ireland)	EUR	450,000	677,292

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2023 (Brazil)		$240,000	246,600

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)		1,055,000	1,087,982

BBVA International Preferred SAU bank
guaranty jr. unsec. sub. FRB bonds 5.919s,
perpetual maturity (Spain)		39,000	40,658

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		82,000	87,023

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	99,990

CIT Group, Inc. sr. unsec. notes 5s, 2023		125,000	128,125

CIT Group, Inc. sr. unsec. notes 5s, 2022		325,000	336,375

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	187,851

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		70,000	71,092

CIT Group, Inc. 144A company guaranty notes
5 1/2s, 2019		215,000	233,006

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019		118,000	100,890

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		85,000	88,825

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020		160,000	163,400

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	303,750

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019		332,000	359,390

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB bonds 6.15s, 2066		110,000	104,638

Hockey Merger Sub 2, Inc. 144A sr. unsec.
notes 7 7/8s, 2021		220,000	235,675

HSBC Capital Funding LP/Jersey bank guaranty
jr. unsec. sub. FRB bonds 5.13s, perpetual
maturity (Jersey)	EUR	208,000	300,448

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020		$365,000	391,006

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022		195,000	204,263

iStar Financial, Inc. sr. unsec. notes 7 1/8s,
2018 R		145,000	161,494

iStar Financial, Inc. sr. unsec. notes 5s, 2019 R		10,000	10,000

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		375,000	422,383

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
notes 6.657s, perpetual maturity
(United Kingdom)		125,000	140,000

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	111,180

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s,
2022 R		265,000	285,538

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020		100,000	105,125

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	270,675

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Financials cont.
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		$15,000	$16,013

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2019		110,000	113,575

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	188,513

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	63,450

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		245,000	248,063

Royal Bank of Scotland Group PLC jr. sub. unsec.
FRN notes Ser. U, 7.64s, perpetual maturity
(United Kingdom)		300,000	319,500

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB bonds 7.092s, perpetual maturity
(United Kingdom)	EUR	400,000	575,654

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)		$105,000	106,617

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)		900,000	989,460

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Russia)		250,000	265,000

Societe Generale SA 144A jr. unsec. sub. FRB
bonds 7 7/8s, perpetual maturity (France)		200,000	217,000

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	382,950

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020		230,000	238,050

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	221,368

TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018		25,000	26,500

UBS AG/Jersey Branch jr. unsec. sub. FRN
notes Ser. EMTN, 7.152s, perpetual maturity
(Jersey)	EUR	200,000	312,200

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	233,750

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		299,000	307,596

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	271,881

VTB Bank OJSC 144A jr. unsec. sub. FRN
notes 9 1/2s, perpetual maturity (Russia)		1,000,000	1,015,000

VTB Bank OJSC Via VTB Capital SA sr. unsec.
notes Ser. 6, 6 1/4s, 2035 (Russia)		400,000	413,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,648,000	1,775,885

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		1,498,000	1,548,558

Walter Investment Management Corp. 144A company
guaranty sr. unsec. notes 7 7/8s, 2021		140,000	146,300

Weyerhaeuser Real Estate Co. 144A sr. unsec.
unsub. notes 5 7/8s, 2024		45,000	46,294

			17,188,511
Health care (2.6%)
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021		225,000	236,250

Acadia Healthcare Co., Inc. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022		85,000	85,213

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 7 3/4s, 2019		193,000	205,545

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	220,777

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	384,158

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Health care cont.
Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡		$50,000	$51,500

Catamaran Corp. company guaranty sr. unsec.
bonds 4 3/4s, 2021		181,000	182,810

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		90,000	91,350

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		42,000	44,048

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019		100,000	109,500

CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5 1/8s, 2021		30,000	30,750

CHS/Community Health Systems, Inc. 144A company
guaranty sr. unsec. notes 6 7/8s, 2022		40,000	42,400

ConvaTec Finance International SA 144A sr. unsec.
notes 8 1/4s, 2019 (Luxembourg) ‡‡		200,000	204,500

ConvaTec Healthcare D Sarl 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	144,430

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022		$245,000	243,163

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024		175,000	176,094

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022		80,000	82,000

Endo Finance, LLC & Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023		125,000	125,313

Envision Healthcare Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022		70,000	70,613

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	223,450

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	242,438

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		100,000	101,125

HCA, Inc. sr. notes 6 1/2s, 2020		696,000	781,260

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	85,470

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		420,000	461,475

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019		202,000	215,383

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		112,000	117,600

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡		105,000	108,675

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A
sr. unsec. notes 9 1/2s, 2019		180,000	196,650

JLL/Delta Dutch Newco BV 144A sr. unsec.
notes 7 1/2s, 2022 (Netherlands)		244,000	252,540

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018		242,000	274,368

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	164,266

Omega Healthcare Investors, Inc. 144A sr. unsec.
notes 4.95s, 2024 R		135,000	137,884

Par Pharmaceutical Cos., Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020		271,000	291,325

Salix Pharmaceuticals, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2021		60,000	64,350

Service Corp. International sr. unsec.
unsub. notes 5 3/8s, 2022		170,000	175,950

Service Corp. International 144A sr. unsec.
unsub. notes 5 3/8s, 2024		239,000	244,378

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		215,000	227,363

Teleflex, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2024		50,000	50,500

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.		Principal amount	Value

Health care cont.
Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021		$60,000	$60,375

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021		185,000	183,844

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018		342,000	380,903

Tenet Healthcare Corp. company
guaranty sr. notes 6s, 2020		164,000	177,940

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020		35,000	35,788

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020		40,000	42,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018		100,000	104,625

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020		160,000	170,000

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		40,000	41,700

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020		195,000	207,675

			8,552,214
Technology (1.1%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020		85,000	89,463

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		148,000	136,530

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		463,000	463,000

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019		59,000	63,499

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021		291,000	358,294

First Data Corp. company guaranty sr. unsec.
notes 11 1/4s, 2021		170,000	198,475

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021		300,000	355,875

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021		259,000	283,605

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019		107,000	114,891

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		115,000	122,763

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019		70,000	77,963

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023		210,000	227,063

Micron Technology, Inc. 144A sr. unsec.
notes 5 7/8s, 2022		164,000	175,890

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020
(Japan)		230,000	233,738

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019		145,000	152,613

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	221,270

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	353,141

			3,628,073
Transportation (0.4%)
Aguila 3 SA company guaranty sr. notes Ser. REGS,
7 7/8s, 2018 (Luxembourg)	CHF	488,000	580,831

Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018		$221,000	235,641

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount		Value

Transportation cont.
CHC Helicopter SA company
guaranty sr. notes 9 1/4s, 2020 (Canada)		$283,500	$309,015

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		175,000	178,500

			1,303,987
Utilities and power (1.9%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 8s, 2017		720,000	838,800

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021		180,000	210,600

AES Corp./Virginia (The) sr. unsec.
unsub. notes 4 7/8s, 2023		85,000	84,150

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		305,000	331,306

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		50,000	53,938

Calpine Corp. 144A company
guaranty sr. notes 5 7/8s, 2024		40,000	42,100

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037		290,000	343,662

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019		555,000	694

El Paso Natural Gas Co., LLC sr. unsec.
debs. 8 5/8s, 2022		345,000	450,095

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020		213,000	20,235

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A sr. notes 10s, 2020		550,000	52,250

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		201,000	232,155

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020		345,000	396,750

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019		116,000	123,685

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		70,000	78,925

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		80,000	79,673

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		261,000	283,838

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	71,338

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		45,000	46,463

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Indonesia)		845,000	985,777

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		400,000	443,500

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		175,000	190,094

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	161,975

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		120,000	118,800

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022		199,000	200,493

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †		119,000	108,588

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s,
perpetual maturity (Sweden)	EUR	156,000	221,104

			6,170,988

Total corporate bonds and notes (cost $103,031,095)			$109,028,729

Putnam VT Diversified Income Fund 15

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (20.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038	$389,301	$440,534

		440,534
U.S. Government Agency Mortgage Obligations (20.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4 1/2s, with due dates from December 1, 2039
to May 1, 2044 F	$4,768,402	5,185,469

Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2044	3,000,000	3,359,063
5s, February 1, 2037	42,263	46,942
4 1/2s, with due dates from April 1, 2040
to February 1, 2044 ##	1,707,833	1,872,376
4 1/2s, TBA, July 1, 2044	23,000,000	24,911,875
4s, TBA, July 1, 2044	24,000,000	25,473,749
3s, TBA, July 1, 2044	8,000,000	7,903,750

		68,753,224
Total U.S. government and agency mortgage
obligations (cost $68,636,455)		$69,193,758

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.6%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$672,978	$568,627

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		2,270,000	2,116,775

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		4,315,000	4,157,503

Argentina (Republic of) sr. unsec.
unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina)		150,000	138,285

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		848,233	708,275

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		2,944,280	2,458,474

Brazil (Federal Republic of) unsec. notes 10s,
2017 (Brazil)	units	1,350	590,705

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	235,500,000	444,802

Costa Rica (Republic of) 144A unsec. notes 7s,
2044 (Costa Rica)		$200,000	208,500

Croatia (Republic of) 144A sr. unsec. bonds 6s,
2024 (Croatia)		400,000	428,500

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	395,550

Financing of Infrastructural Projects State
Enterprise 144A govt. guaranty sr. unsec.
notes 8 3/8s, 2017 (Ukraine)		275,000	259,875

Gabon (Republic of) 144A unsec. bonds 6 3/8s,
2024 (Gabon)		400,000	436,000

Ghana (Republic of) 144A unsec. notes 8 1/2s,
2017 (Ghana)		274,000	291,626

Ghana (Republic of) 144A unsec. notes 7 7/8s,
2023 (Ghana)		947,185	918,769

Hellenic (Republic of) sr. unsec. bonds 4 3/4s,
2019 (Greece)	EUR	1,257,000	1,755,276

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2042 (Greece) ††	EUR	275,943	253,896

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2041 (Greece) ††	EUR	215,943	198,888

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.6%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2040 (Greece) ††	EUR	286,943	$263,938

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2039 (Greece) ††	EUR	385,943	355,197

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2038 (Greece) ††	EUR	1,255,943	1,157,125

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2037 (Greece) ††	EUR	356,943	329,396

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2036 (Greece) ††	EUR	617,943	570,584

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2035 (Greece) ††	EUR	825,943	769,678

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2034 (Greece) ††	EUR	556,943	520,863

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2033 (Greece) ††	EUR	265,943	250,663

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2032 (Greece) ††	EUR	545,943	520,085

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2031 (Greece) ††	EUR	166,943	160,810

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2030 (Greece) ††	EUR	1,445,943	1,406,107

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2029 (Greece) ††	EUR	205,943	203,659

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2028 (Greece) ††	EUR	829,943	831,182

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2027 (Greece) ††	EUR	210,943	215,856

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2026 (Greece) ††	EUR	720,943	756,156

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2025 (Greece) ††	EUR	2,230,943	2,402,105

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s,2/24/15), 2024 (Greece) ††	EUR	236,618	262,797

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2023 (Greece) ††	EUR	952,797	1,085,155

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		$575,000	639,624

International Bank for Reconstruction &
Development sr. disc. unsec.
unsub. notes Ser. GDIF, 5 1/4s, 2014
(Supra-Nation)	RUB	13,350,000	388,602

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		$695,000	622,025

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s,
2024 (Kenya)		200,000	208,000

16 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)	$235,000	$240,288

Russia (Federation of) 144A sr. unsec.
unsub. bonds 7 1/2s, 2030 (Russia)	1,329,979	1,542,775

Russia (Federation of) 144A unsec. notes 3 1/4s,
2017 (Russia)	200,000	206,624

Serbia (Republic of) 144A sr. unsec.
bonds 4 7/8s, 2020 (Serbia)	150,000	152,250

Serbia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2024 (Serbia)	86,510	88,391

Sri Lanka (Republic of) 144A notes 7.4s, 2015
(Sri Lanka)	240,000	246,506

Turkey (Republic of) sr. unsec. notes 7 1/2s,
2017 (Turkey)	1,230,000	1,399,027

Turkey (Republic of) unsec. bonds 6s, 2041
(Turkey)	975,000	1,047,764

Ukraine (Government of) 144A sr. unsec.
notes 9 1/4s, 2017 (Ukraine)	1,805,000	1,823,050

United Mexican States sr. unsec. notes 5 3/4s,
2110 (Mexico)	220,000	233,420

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7s, 2038 (Venezuela)	265,000	187,819

Venezuela (Bolivarian Republic of) 144A
sr. unsec. unsub. bonds 13 5/8s, 2018
(Venezuela)	1,215,000	1,311,750

Total foreign government and agency bonds
and notes (cost $33,526,235)		$38,729,597

SENIOR LOANS (2.4%)* c	Principal amount	Value

Basic materials (0.1%)
Atkore International, Inc. bank term loan FRN
4 1/2s, 2021	$105,000	$104,913

WR Grace & Co. bank term loan FRN 3s, 2021	113,925	113,526

WR Grace & Co. bank term loan FRN Ser. DD, 1s,
2021 U	40,789	40,647

		259,086
Communication services (0.1%)
Asurion, LLC bank term loan FRN 8 1/2s, 2021	148,000	153,365

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	165,462	166,351

Level 3 Financing, Inc. bank term loan FRN
Ser. B1, 4s, 2020	80,000	80,100

		399,816
Consumer cyclicals (1.1%)
Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B2, 4 1/4s, 2017	32,510	32,693

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.528s, 2018	1,052,078	980,943

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 9 3/4s, 2017	70,000	69,029

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021	265,000	264,574

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017	286,267	285,909

Clear Channel Communications, Inc. bank term loan
FRN Ser. D, 6.9s, 2019	569,000	566,155

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	228,263	220,041

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	100,000	100,050

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	65,367	66,633

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020	361,419	360,616

ROC Finance, LLC bank term loan FRN 5s, 2019	134,323	132,057

Travelport, LLC bank term loan FRN 9 1/2s, 2016	310,111	318,717

Travelport, LLC bank term loan FRN 8 3/8s, 2016 ‡‡	65,856	66,465

SENIOR LOANS (2.4%)* c cont.	Principal amount	Value

Consumer cyclicals cont.
Univision Communications, Inc. bank term loan FRN
4s, 2020	$179,549	$179,324

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021	100,000	99,250

		3,742,456
Consumer staples (0.2%)
CEC Entertainment, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2021	148,628	147,652

H.J. Heinz Co. bank term loan FRN Ser. B2,
3 1/2s, 2020	178,200	179,424

Libbey Glass, Inc. bank term loan FRN Ser. B,
3 3/4s, 2021	90,000	89,888

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2019	174,212	174,321

		591,285
Health care (0.4%)
Ardent Medical Services, Inc. bank term loan FRN
6 3/4s, 2018	155,726	156,213

CHS/Community Health Systems, Inc. bank term
loan FRN Ser. D, 4 1/4s, 2021	144,275	145,132

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 4s, 2018	195,412	195,534

Grifols Worldwide Operations USA, Inc. bank term
loan FRN 3.15s, 2021	234,413	234,002

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4 3/4s, 2021	80,000	80,533

Par Pharmaceutical Cos., Inc. bank term loan FRN
Ser. B, 4s, 2019	90,000	89,944

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Canada)	125,000	123,906

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 3 3/4s, 2020	142,176	141,981

		1,167,245
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B3, 4.727s, 2017	105,000	102,731

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	214,373	214,486

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	184,536	185,291

First Data Corp. bank term loan FRN 4.154s, 2021	12,896	12,915

First Data Corp. bank term loan FRN 4.154s, 2018	121,183	121,312

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B5, 5s, 2021	322,563	323,772

		960,507
Transportation (0.1%)
Air Medical Group Holdings, Inc. bank term loan
FRN 7 5/8s, 2018 ‡‡	250,000	250,000

		250,000
Utilities and power (0.1%)
Energy Future Intermediate Holding Co., LLC bank
term loan FRN 4 1/4s, 2016	75,000	75,469

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.651s, 2017	499,637	412,200

		487,669

Total senior loans (cost $7,840,516)		$7,858,064

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.6%)*	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55	$24,000,000	$747,264

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	20,000,000	163,200

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	20,000,000	162,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	19,000,000	157,320

Putnam VT Diversified Income Fund 17

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.6%)* cont.	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/$102.31	$20,000,000	$163,200

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.31	20,000,000	162,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.31	19,000,000	157,320

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.22	9,000,000	69,111

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.31	13,000,000	57,044

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.56	6,000,000	33,000

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.44	9,000,000	44,667

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.25	9,000,000	38,052

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.09	9,000,000	33,156

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.88	7,000,000	21,112

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.34	13,000,000	21,437

Total purchased options outstanding (cost $2,218,125)			$2,031,083

PREFERRED STOCKS (0.2%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	438	$439,109

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	6,980	190,554

M/I Homes, Inc. Ser. A, $2.438 pfd.	5,132	131,538

Total preferred stocks (cost $605,883)		$761,201

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.8425/3 month USD-LIBOR-BBA/
Sep-24	Sep-14/2.8425	$15,644,700	$289,896

Total purchased swap options outstanding (cost $189,301)			$289,896

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R	$125,000	$177,109

XM Satellite Radio, Inc. 144A cv. company
guaranty sr. unsec. sub. notes 7s, 2014	55,000	104,466

Total convertible bonds and notes (cost $235,863)		$281,575

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	2,800	$182,532

Total convertible preferred stocks (cost $140,000)		$182,532

COMMON STOCKS (—%)* †	Shares	Value

Lone Pine Resources Canada, Ltd. (Canada) F	12,972	$1,297

Lone Pine Resources, Inc. Class A (Canada) F	12,972	1,297

Tribune Co. Class 1C F	55,356	13,839

Total common stocks (cost $84,686)		$16,433

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter
Communications, Inc.
Class A	11/30/14	$46.86	37	$4,181

Total warrants (cost $111)				$4,181

SHORT-TERM INVESTMENTS (3.8%)*	Principal amount	Value

U.S. Treasury Bills with an effective yield
of 0.12%, September 18, 2014 ∆ §	$107,000	$106,995

U.S. Treasury Bills with an effective yield
of 0.05%, November 20, 2014 # ∆ §	6,592,000	6,590,702

U.S. Treasury Bills with an effective yield
of 0.05%, November 13, 2014 # ∆	377,000	376,929

U.S. Treasury Bills with an effective yield
of 0.04%, October 23, 2014 ∆	232,000	231,972

U.S. Treasury Bills with effective yields ranging
from 0.10% to 0.11%, July 24, 2014 # ∆ §	3,540,000	3,539,750

U.S. Treasury Bills with effective yields ranging
from 0.08% to 0.10%, August 21, 2014 # ∆ §	1,707,000	1,706,772

Total short-term investments (cost $12,553,163)		$12,553,120

Total investments (cost $373,008,067)		$398,354,451

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
USD / $	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2014 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $333,499,094.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

18 Putnam VT Diversified Income Fund

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

##Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 7).

At the close of the reporting period, the fund maintained liquid assets totaling $170,198,355 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	79.5%	Brazil	0.7%

Greece	3.6	Turkey	0.6

Russia	2.6	Ukraine	0.6

Argentina	2.5	Indonesia	0.5

Venezuela	2.0	Germany	0.5

United Kingdom	1.3	Other	3.6

Luxembourg	1.0	Total	100.0%

Canada	1.0

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $116,836,263) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Canadian Dollar	Buy	7/17/14	$862,626	$846,055	$16,571

	Canadian Dollar	Sell	7/17/14	862,626	834,216	(28,410)

	Chilean Peso	Sell	7/17/14	443,455	441,685	(1,770)

	Colombian Peso	Buy	7/17/14	938,574	892,714	45,860

	Colombian Peso	Sell	7/17/14	938,574	906,272	(32,302)

	Singapore Dollar	Sell	8/20/14	328,980	326,549	(2,431)

Barclays Bank PLC

	Australian Dollar	Sell	7/17/14	40,315	45,211	4,896

	British Pound	Buy	9/17/14	239,617	236,132	3,485

	Canadian Dollar	Sell	7/17/14	730,815	715,277	(15,538)

	Euro	Sell	9/17/14	4,261,670	4,226,056	(35,614)

	Japanese Yen	Sell	8/20/14	428,880	422,793	(6,087)

	Mexican Peso	Buy	7/17/14	842,333	831,439	10,894

	Mexican Peso	Sell	7/17/14	842,334	840,388	(1,946)

	New Zealand Dollar	Buy	7/17/14	74,145	74,059	86

	Norwegian Krone	Buy	9/17/14	1,606,490	1,640,726	(34,236)

	Polish Zloty	Buy	9/17/14	367,140	367,697	(557)

	Singapore Dollar	Sell	8/20/14	51,809	51,461	(348)

	South African Rand	Sell	7/17/14	525,451	508,683	(16,768)

	South Korean Won	Buy	8/20/14	1,956,626	1,922,937	33,689

	Swedish Krona	Sell	9/17/14	869,596	868,153	(1,443)

	Swiss Franc	Sell	9/17/14	849,112	838,006	(11,106)

Citibank, N.A.

	Australian Dollar	Sell	7/17/14	860,460	858,601	(1,859)

	Brazilian Real	Buy	7/2/14	1,734,465	1,696,684	37,781

	Brazilian Real	Sell	7/2/14	1,734,465	1,692,915	(41,550)

	Brazilian Real	Buy	10/2/14	1,119,435	1,117,588	1,847

	Canadian Dollar	Buy	7/17/14	59,301	58,337	964

	Canadian Dollar	Sell	7/17/14	59,301	57,147	(2,154)

	Chilean Peso	Sell	7/17/14	533,846	531,336	(2,510)

	Euro	Sell	9/17/14	2,617,351	2,602,968	(14,383)

Putnam VT Diversified Income Fund 19

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $116,836,263) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Japanese Yen	Sell	8/20/14	$883,000	$870,559	$(12,441)

	Mexican Peso	Buy	7/17/14	871,963	865,640	6,323

	Mexican Peso	Sell	7/17/14	871,963	867,343	(4,620)

	New Zealand Dollar	Buy	7/17/14	926,819	898,699	28,120

	Norwegian Krone	Buy	9/17/14	1,673,951	1,690,432	(16,481)

	Thai Baht	Buy	8/20/14	520,023	521,290	(1,267)

	Thai Baht	Sell	8/20/14	520,023	519,089	(934)

Credit Suisse International

	Australian Dollar	Sell	7/17/14	871,481	863,312	(8,169)

	British Pound	Buy	9/17/14	148,798	147,858	940

	British Pound	Sell	9/17/14	148,798	145,692	(3,106)

	Canadian Dollar	Sell	7/17/14	59,113	38,028	(21,085)

	Euro	Sell	9/17/14	5,077,871	5,048,584	(29,287)

	Indian Rupee	Buy	8/20/14	1,387,209	1,395,968	(8,759)

	Japanese Yen	Sell	8/20/14	854,611	849,694	(4,917)

	Mexican Peso	Buy	7/17/14	671,857	661,614	10,243

	New Zealand Dollar	Buy	7/17/14	1,730,441	1,718,459	11,982

	Norwegian Krone	Buy	9/17/14	847,745	864,059	(16,314)

	Singapore Dollar	Sell	8/20/14	489,620	486,275	(3,345)

	South Korean Won	Buy	8/20/14	573,559	563,669	9,890

	Swedish Krona	Sell	9/17/14	792,713	784,045	(8,668)

Deutsche Bank AG

	Australian Dollar	Sell	7/17/14	832,767	825,263	(7,504)

	Canadian Dollar	Sell	7/17/14	877,803	845,729	(32,074)

	Czech Koruna	Buy	9/17/14	513,497	511,009	2,488

	Czech Koruna	Sell	9/17/14	513,497	508,831	(4,666)

	Euro	Sell	9/17/14	2,264,106	2,251,956	(12,150)

	Japanese Yen	Sell	8/20/14	1,334,789	1,315,640	(19,149)

	New Zealand Dollar	Buy	7/17/14	1,355,254	1,311,434	43,820

	Norwegian Krone	Buy	9/17/14	816,225	834,647	(18,422)

	Polish Zloty	Buy	9/17/14	503,961	501,480	2,481

	Swedish Krona	Sell	9/17/14	1,715,951	1,703,048	(12,903)

	Swiss Franc	Buy	9/17/14	221,728	219,799	1,929

Goldman Sachs International

	Australian Dollar	Sell	7/17/14	3,014	5,354	2,340

	Canadian Dollar	Sell	7/17/14	173,781	165,249	(8,532)

	Euro	Sell	9/17/14	3,325,620	3,302,010	(23,610)

	Japanese Yen	Sell	8/20/14	878,920	866,404	(12,516)

	Norwegian Krone	Buy	9/17/14	826,710	844,815	(18,105)

	Swedish Krona	Sell	9/17/14	1,722,547	1,726,296	3,749

HSBC Bank USA, National Association

	Australian Dollar	Sell	7/17/14	889,284	871,281	(18,003)

	British Pound	Buy	9/17/14	323,080	321,036	2,044

	British Pound	Sell	9/17/14	323,080	316,304	(6,776)

	Euro	Sell	9/17/14	1,940,173	1,928,114	(12,059)

	Indonesian Rupiah	Buy	8/20/14	1,010,409	1,036,032	(25,623)

	Indonesian Rupiah	Sell	8/20/14	1,010,409	1,022,778	12,369

	Japanese Yen	Sell	8/20/14	112,192	114,381	2,189

	Swedish Krona	Sell	9/17/14	885,029	888,973	3,944

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	7/17/14	858,294	840,052	(18,242)

	Brazilian Real	Buy	7/2/14	873,637	853,171	20,466

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $116,836,263) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Brazilian Real	Sell	7/2/14	$873,637	$872,058	$(1,579)

	Brazilian Real	Buy	10/2/14	21,828	15,993	5,835

	British Pound	Buy	9/17/14	1,365,523	1,342,257	23,266

	Canadian Dollar	Sell	7/17/14	1,016,921	968,859	(48,062)

	Euro	Sell	9/17/14	2,518,048	2,501,841	(16,207)

	Hungarian Forint	Sell	9/17/14	293,845	297,145	3,300

	Indian Rupee	Buy	8/20/14	1,356,529	1,363,274	(6,745)

	Japanese Yen	Buy	8/20/14	138,466	142,743	(4,277)

	Mexican Peso	Buy	7/17/14	340,644	334,256	6,388

	New Taiwan Dollar	Sell	8/20/14	1,055,343	1,048,780	(6,563)

	New Zealand Dollar	Buy	7/17/14	920,873	884,823	36,050

	Norwegian Krone	Buy	9/17/14	1,639,310	1,680,229	(40,919)

	Russian Ruble	Sell	9/17/14	224,047	216,552	(7,495)

	Swedish Krona	Sell	9/17/14	1,692,921	1,690,455	(2,466)

	Thai Baht	Buy	8/20/14	9,854	9,862	(8)

	Thai Baht	Sell	8/20/14	9,853	9,869	16

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/17/14	419,351	432,100	(12,749)

	Brazilian Real	Buy	7/2/14	2,601,675	2,561,179	40,496

	Brazilian Real	Sell	7/2/14	2,601,675	2,602,248	573

	Brazilian Real	Buy	10/2/14	1,479,749	1,475,982	3,767

	British Pound	Buy	9/17/14	128,445	126,142	2,303

	Canadian Dollar	Sell	7/17/14	11,616	4,499	(7,117)

	Chilean Peso	Buy	7/17/14	885,974	891,743	(5,769)

	Chilean Peso	Sell	7/17/14	885,974	858,371	(27,603)

	Euro	Sell	9/17/14	1,970,444	1,958,813	(11,631)

	Japanese Yen	Sell	8/20/14	860,284	852,419	(7,865)

	Mexican Peso	Buy	7/17/14	842,957	837,970	4,987

	Mexican Peso	Sell	7/17/14	842,957	844,859	1,902

	New Taiwan Dollar	Sell	8/20/14	529,960	527,714	(2,246)

	New Zealand Dollar	Buy	7/17/14	917,638	888,788	28,850

	Norwegian Krone	Buy	9/17/14	1,646,511	1,676,642	(30,131)

	Singapore Dollar	Sell	8/20/14	826,219	820,628	(5,591)

	Swedish Krona	Sell	9/17/14	879,631	869,885	(9,746)

UBS AG

	Canadian Dollar	Sell	7/17/14	1,307,617	1,261,836	(45,781)

	Euro	Sell	9/17/14	1,933,325	1,922,908	(10,417)

	Japanese Yen	Sell	8/20/14	861,532	855,339	(6,193)

	Mexican Peso	Buy	7/17/14	233,254	229,260	3,994

	Mexican Peso	Sell	7/17/14	233,254	232,165	(1,089)

	Singapore Dollar	Sell	8/20/14	111,718	111,424	(294)

WestPac Banking Corp.

	Australian Dollar	Sell	7/17/14	4,992	15,810	10,818

	British Pound	Buy	9/17/14	214,817	215,947	(1,130)

	Canadian Dollar	Buy	7/17/14	898,319	872,179	26,140

	Canadian Dollar	Sell	7/17/14	898,319	866,297	(32,022)

	Euro	Sell	9/17/14	3,180,295	3,161,417	(18,878)

	Japanese Yen	Sell	8/20/14	1,618,287	1,600,449	(17,838)

	New Zealand Dollar	Buy	7/17/14	868,849	857,011	11,838

	New Zealand Dollar	Sell	7/17/14	868,849	841,763	(27,086)

Total						$(524,323)

Putnam VT Diversified Income Fund 21

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/14	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	2	$227,199	Sep-14	$(4,193)

Euro-Bobl 5 yr (Long)	48	8,421,525	Sep-14	53,087

Euro-Bund 10 yr (Short)	78	15,701,465	Sep-14	(230,945)

Euro-Buxl 30 yr (Short)	17	3,134,630	Sep-14	(71,285)

Euro-Dollar 90 day (Short)	382	94,821,950	Sep-15	(38,193)

Japanese Government
Bond 10 yr (Short)	3	4,313,213	Sep-14	(17,485)

Japanese Government
Bond 10 yr Mini (Long)	11	1,581,403	Sep-14	6,254

U.S. Treasury Bond 30 yr
(Short)	249	34,159,688	Sep-14	(185,723)

U.S. Treasury Note 5 yr
(Long)	132	15,768,844	Sep-14	(19,844)

U.S. Treasury Note 10 yr
(Short)	200	25,034,375	Sep-14	(9,755)

Total				$(518,082)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14
(premiums $2,268,101) (Unaudited)
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.6425)/3 month
USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$15,644,700	$119,526

(2.7425)/3 month
USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	15,644,700	194,620

(2.60)/3 month USD-LIBOR-BBA/
Jan-25	Jan-15/2.60	26,702,700	245,931

JPMorgan Chase Bank N.A.
(2.515)/3 month USD-LIBOR-BBA/
Aug-24	Aug-14/2.515	24,874,000	78,353

(2.60)/3 month USD-LIBOR-BBA/
Feb-25	Feb-15/2.60	13,351,400	124,569

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,595,046

Total			$2,358,045

WRITTEN OPTIONS
OUTSTANDING at 6/30/14	Expiration date/	Contract
(premiums $2,050,781) (Unaudited)	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/$101.55	$24,000,000	$317,304

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/100.55	24,000,000	523,272

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	20,000,000	94,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	20,000,000	92,200

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	19,000,000	91,960

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	20,000,000	94,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	20,000,000	92,200

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	19,000,000	91,960

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	9,000,000	34,290

WRITTEN OPTIONS
OUTSTANDING at 6/30/14
(premiums $2,050,781) (Unaudited)	Expiration date/	Contract
cont.	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/$101.00	$20,000,000	$51,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	20,000,000	50,800

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	19,000,000	50,540

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	20,000,000	51,600

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	20,000,000	50,800

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	19,000,000	50,540

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	13,000,000	26,091

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	9,000,000	18,216

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	13,000,000	11,141

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	6,000,000	12,498

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	9,000,000	16,362

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.25	9,000,000	13,320

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	9,000,000	10,476

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	7,000,000	7,245

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	6,000,000	4,344

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	9,000,000	5,580

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	13,000,000	7,254

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	9,000,000	4,464

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	9,000,000	3,690

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	7,000,000	2,177

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	13,000,000	1,976

Total			$1,883,100

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/14 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.
(3.60)/3 month
USD-LIBOR-BBA/
Aug-44 (Purchased)	Aug-14/3.60	$4,787,000	$(47,870)	$(43,610)

(3.20)/3 month
USD-LIBOR-BBA/
Aug-44 (Written)	Aug-14/3.20	4,787,000	46,075	23,456

22 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/14 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/				Premium	Unrealized
Floating rate index/	Expiration	Contract		receivable/	appreciation/
Maturity date	date/strike	amount		(payable)	(depreciation)

Goldman Sachs
International
(1.56)/3 month
USD-LIBOR-BBA/
Oct-17 (Purchased)	Oct-14/1.56	$85,530,000		$(517,456)	$(396,859)

1.03/6 month
EUR-EURIBOR-
Reuters/Oct-17
(Written)	Oct-14/1.03	EUR	68,424,000	234,694	319,493

JPMorgan Chase
Bank N.A.
(3.6275)/3 month
USD-LIBOR-BBA/
Aug-44 (Purchased)	Aug-14/3.6275	$4,787,000		(50,264)	(46,051)

(1.115)/3 month
USD-LIBOR-BBA/
Oct-16 (Purchased)	Oct-14/1.115	34,212,000		(103,491)	(83,819)

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/14 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/				Premium	Unrealized
Floating rate index/	Expiration	Contract		receivable/	appreciation/
Maturity date	date/strike	amount		(payable)	(depreciation)

JPMorgan Chase
Bank N.A. cont.
0.862/6 month
EUR-EURIBOR-
Reuters/Oct-16
(Written)	Oct-14/0.862	EUR	25,659,000	$44,313	$59,378

(3.2275)/3 month
USD-LIBOR-BBA/
Aug-44 (Written)	Aug-14/3.2275	$4,787,000		47,631	15,127

Total				$(346,368)	$(152,885)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14
(proceeds receivable $11,826,094) (Unaudited)
		Principal		Settlement
Agency		amount		date	Value

Federal National Mortgage Association,
4 1/2s, July 1, 2044		$11,000,000		7/14/14	$11,914,375

Total					$11,914,375

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
CAD	6,980,000	$—	6/23/24	2.7425%	3 month CAD-BA-	$(45,406)
					CDOR

MYR	9,910,000	—	3/19/19	4.0275%	3 month	3,258
					MYR-KLIBOR-BNM

Citibank, N.A.
NZD	4,002,000	—	5/20/17	3 month NZD-BBR-FRA	4.125%	(19,223)

NZD	6,180,000	—	5/21/17	3 month NZD-BBR-FRA	4.115%	(31,077)

Credit Suisse International
NZD	5,127,000	—	6/24/17	4.33%	3 month	4,902
					NZD-BBR-FRA

Deutsche Bank AG
BRL	14,328,426	—	1/2/17	BZDIOVRA	—	34,954

BRL	14,249,889	—	1/2/17	BZDIOVRA	—	24,056

MYR	9,910,000	—	3/19/19	4.035%	3 month	2,256
					MYR-KLIBOR-BNM

PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-	(225,300)
					WIBO

PLN	5,065,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-	(115,363)
					WIBO

PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-	(87,723)
					WIBO

Goldman Sachs International
CAD	3,221,000	—	5/30/23	2.534%	3 month CAD-BA-	(344)
					CDOR

EUR	56,223,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(23,317)

EUR	56,223,000	—	8/30/14	0.309%	3 month	(178,534)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(23,128)

EUR	56,223,000	—	8/31/14	0.314%	3 month	(182,476)
					EUR-EURIBOR-
					REUTERS

Putnam VT Diversified Income Fund 23

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	56,223,000	$—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	$(41,111)

EUR	56,223,000	—	9/3/14	0.283%	3 month	(159,266)
					EUR-EURIBOR-
					REUTERS

JPMorgan Chase Bank N.A.
CAD	2,756,000	—	2/6/24	3 month CAD-BA-CDOR	2.855%	67,157

HUF	156,000,000	—	2/4/19	4.79%	6 month HUF-BUBOR-	(65,527)
					REUTERS

HUF	312,000,000	—	2/5/19	4.7275%	6 month HUF-BUBOR-	(126,797)
					REUTERS

HUF	433,000,000	—	2/11/19	4.41%	6 month HUF-BUBOR-	(146,861)
					REUTERS

HUF	604,000,000	—	6/16/16	6 month HUF-BUBOR-REUTERS	2.50%	3,574

HUF	1,001,000,000	—	6/13/16	6 month HUF-BUBOR-REUTERS	2.56%	10,854

HUF	396,900,000	—	6/17/16	6 month HUF-BUBOR-REUTERS	2.50%	2,331

MXN	79,950,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.295%	121,995

MXN	27,566,000	—	5/3/24	1 month MXN-TIIE-BANXICO	6.25%	35,487

MXN	26,650,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.29%	39,821

NZD	1,236,000	—	5/20/17	3 month NZD-BBR-FRA	4.145%	(5,328)

NZD	6,291,000	—	6/26/17	4.365%	3 month	1,262
					NZD-BBR-FRA

Total		$—				$(1,124,874)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$159,420,000 E	$775,537	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(155,794)

	70,225,000 E	1,044,711	9/17/19	3 month USD-LIBOR-BBA	2.25%	(427,274)

	3,564,000 E	149,557	9/17/24	3 month USD-LIBOR-BBA	3.25%	(30,233)

	491,000 E	(53,511)	9/17/44	3 month USD-LIBOR-BBA	4.00%	10,974

	73,290,000 E	235,551	6/17/17	3 month USD-LIBOR-BBA	1.617%	(188,066)

	19,835,000 E	8,080	6/15/19	3 month USD-LIBOR-BBA	2.64%	(104,028)

	13,200,000 E	(133)	6/19/24	3.812%	3 month	(81,906)
					USD-LIBOR-BBA

	29,441,000 E	(163)	6/17/17	1.331%	3 month	(3,667)
					USD-LIBOR-BBA

	33,090,000 E	309,364	9/17/19	3 month USD-LIBOR-BBA	2.15%	(223,881)

	17,666,000 E	(51,298)	9/17/16	3 month USD-LIBOR-BBA	0.90%	16,663

EUR	2,706,000 E	30,029	9/17/16	6 month EUR-EURIBOR-REUTERS	0.75%	(1,081)

EUR	2,010,000 E	108,835	9/17/19	1.50%	6 month	793
					EUR-EURIBOR-
					REUTERS

EUR	4,025,000 E	351,478	9/17/24	6 month EUR-EURIBOR-REUTERS	2.25%	(50,548)

EUR	294,000 E	36,054	9/17/44	6 month EUR-EURIBOR-REUTERS	2.75%	(15,020)

EUR	9,700,000	(174)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.609%	227,334

EUR	9,700,000	(95)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.622%	244,016

EUR	2,414,000 E	(278,271)	9/17/34	6 month EUR-EURIBOR-REUTERS	2.75%	82,239

GBP	10,539,000 E	(23,724)	9/17/16	6 month GBP-LIBOR-BBA	1.50%	(21,560)

GBP	5,516,000 E	43,980	9/17/19	6 month GBP-LIBOR-BBA	2.25%	33,775

JPY	33,102,000	(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	6,844

JPY	64,818,000	(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	12,784

JPY	1,817,500,000	(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	61,905

JPY	397,700,000	(69)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(79,427)

24 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPY	32,090,000	$(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	$6,742

	$12,437,000	(89,089)	7/2/24	2.6025%	3 month	(76,203)
					USD-LIBOR-BBA

Total		$2,596,539				$(754,619)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$6,243,789	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	$901
				30 year Fannie Mae pools

1,455,595	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(210)
				30 year Fannie Mae pools

2,912,000 E	—	6/24/24	(2.865%)	USA Non Revised	(2,504)
				Consumer Price Index-
				Urban (CPI-U)

3,786,000 E	—	6/24/24	(2.865%)	USA Non Revised	(3,256)
				Consumer Price Index-
				Urban (CPI-U)

Barclays Bank PLC
421,028	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,837
				30 year Fannie Mae pools

1,058,642	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(598)
				30 year Fannie Mae pools

809,669	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,378
				30 year Fannie Mae pools

731,194	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,891
				30 year Fannie Mae pools

8,134,659	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(4,593)
				30 year Fannie Mae pools

2,348,955	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(13,715)
				30 year Fannie Mae pools

282,724	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	3,135
				30 year Fannie Mae pools

450,242	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,243
				30 year Fannie Mae pools

3,151,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	29,704
				30 year Fannie Mae pools

735,140	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(786)
				30 year Fannie Mae pools

2,048,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,964)
				30 year Fannie Mae pools

2,406,546	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	22,681
				30 year Fannie Mae pools

729,045	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	8,085
				30 year Fannie Mae pools

99,154	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(64)
				30 year Fannie Mae pools

306,615	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,890
				30 year Fannie Mae pools

844,141	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(477)
				30 year Fannie Mae pools

365,204	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,985
				30 year Ginnie Mae II pools

2,251,212	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	21,217
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,598,219	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	$(9,332)
				30 year Fannie Mae pools

1,622,985	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	17,998
				30 year Fannie Mae pools

330,345	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,010
				30 year Fannie Mae pools

2,575,007	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	23,998
				30 year Fannie Mae pools

10,311,001	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	97,178
				30 year Fannie Mae pools

2,135,500	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	20,126
				30 year Fannie Mae pools

368,901	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,362
				30 year Fannie Mae pools

1,196,151	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	10,900
				30 year Fannie Mae pools

867,348	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,904
				30 year Fannie Mae pools

1,607,862	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	232
				30 year Fannie Mae pools

4,893,348	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(28,572)
				30 year Fannie Mae pools

974,258	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(5,585)
				30 year Fannie Mae pools

3,825,617	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	552
				30 year Fannie Mae pools

747,649	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,842)
				30 year Fannie Mae pools

373,872	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(2,921)
				30 year Fannie Mae pools

373,872	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(2,921)
				30 year Fannie Mae pools

750,279	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,862)
				30 year Fannie Mae pools

1,948,641	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(15,225)
				30 year Fannie Mae pools

750,279	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,862)
				30 year Fannie Mae pools

2,986,400	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,686)
				30 year Fannie Mae pools

1,067,193	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,129
				30 year Ginnie Mae II pools

642,182	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	679
				30 year Ginnie Mae II pools

674,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,352
				30 year Fannie Mae pools

814,816	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	862
				30 year Ginnie Mae II pools

1,554,243	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(9,075)
				30 year Fannie Mae pools

1,113,930	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(724)
				30 year Fannie Mae pools

159,794	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(104)
				30 year Fannie Mae pools

1,498,022	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(11,705)
				30 year Fannie Mae pools

392,449	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,291)
				30 year Fannie Mae pools

26 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$2,130,547	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$(7,579)
					30 year Fannie Mae pools

	4,230,000	—	3/20/24	(2.505%)	USA Non Revised	35,667
					Consumer Price Index-
					Urban (CPI-U)

	20,393,000	—	3/20/16	1.795%	USA Non Revised	(199,750)
					Consumer Price Index-
					Urban (CPI-U)

	3,577,000	—	3/21/24	(2.505%)	USA Non Revised	30,208
					Consumer Price Index-
					Urban (CPI-U)

	214,821	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(31)
					30 year Fannie Mae pools

	494,252	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(71)
					30 year Fannie Mae pools

	3,250,000	—	6/24/16	(2.24%)	USA Non Revised	(2,015)
					Consumer Price Index-
					Urban (CPI-U)

Citibank, N.A.
	1,370,088	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	12,913
					30 year Fannie Mae pools

	3,151,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	29,704
					30 year Fannie Mae pools

	2,144,054	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	20,207
					30 year Fannie Mae pools

	1,837,086	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	265
					30 year Fannie Mae pools

	2,249,032	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	325
					30 year Fannie Mae pools

	20,508,000	—	3/27/16	1.7475%	USA Non Revised	(216,976)
					Consumer Price Index-
					Urban (CPI-U)

	4,254,000	—	3/27/24	(2.4825%)	USA Non Revised	45,654
					Consumer Price Index-
					Urban (CPI-U)

EUR	8,440,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP	(52,584)
					excluding tobacco

EUR	4,400,000	—	2/21/24	1.69%	Eurostat Eurozone HICP	52,296
					excluding tobacco

Credit Suisse International
	$900,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8,487
					30 year Fannie Mae pools

	1,018,387	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,946)
					30 year Fannie Mae pools

	1,979,065	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	286
					30 year Fannie Mae pools

	573,852	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	324
					30 year Fannie Mae pools

	1,898,405	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	274
					30 year Fannie Mae pools

	2,023,923	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	292
					30 year Fannie Mae pools

	2,113,637	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	305
					30 year Fannie Mae pools

	600,016	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	87
					30 year Fannie Mae pools

	1,484,145	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,570
					30 year Ginnie Mae II pools

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
	$1,499,757	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$(5,335)
					30 year Fannie Mae pools

	1,652,390	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(5,878)
					30 year Fannie Mae pools

	1,451,060	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,535
					30 year Ginnie Mae II pools

	2,767,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,927
					30 year Ginnie Mae II pools

	2,881,566	5,853	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	11,287
					30 year Fannie Mae pools

EUR	2,430,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP	(9,017)
					excluding tobacco

EUR	8,440,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP	(45,072)
					excluding tobacco

EUR	4,400,000	—	2/20/24	1.68%	Eurostat Eurozone HICP	46,030
					excluding tobacco

EUR	2,430,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP	(9,217)
					excluding tobacco

GBP	2,055,000	—	3/20/19	3.05%	GBP Non-revised UK Retail	9,359
					Price Index

GBP	2,055,000	—	3/25/19	3.0413%	GBP Non-revised UK Retail	7,779
					Price Index

Deutsche Bank AG
	$1,018,387	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,946)
					30 year Fannie Mae pools

	8,060,000	—	6/27/16	(2.25%)	USA Non Revised	(6,206)
					Consumer Price Index-
					Urban (CPI-U)

	1,966,000	—	7/1/16	(2.23%)	USA Non Revised	(570)
					Consumer Price Index-
					Urban (CPI-U)

	27,625,000	—	6/25/16	(2.24%)	USA Non Revised	(14,199)
					Consumer Price Index-
					Urban (CPI-U)

Goldman Sachs International
	1,350,003	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(1,443)
					30 year Fannie Mae pools

	462,070	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(300)
					30 year Fannie Mae pools

	2,627,609	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,485)
					30 year Fannie Mae pools

	2,627,609	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,485)
					30 year Fannie Mae pools

	4,009,984	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(579)
					30 year Fannie Mae pools

	3,706,272	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(535)
					30 year Fannie Mae pools

	713,241	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,165)
					30 year Fannie Mae pools

	267,928	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,564)
					30 year Fannie Mae pools

	6,900,185	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(996)
					30 year Fannie Mae pools

	1,716,095	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(248)
					30 year Fannie Mae pools

	197,433	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(211)
					30 year Fannie Mae pools

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$1,850,202	$—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(3,934)
				30 year Fannie Mae pools

517,915	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(554)
				30 year Fannie Mae pools

1,035,735	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(1,107)
				30 year Fannie Mae pools

497,991	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,908)
				30 year Fannie Mae pools

977,096	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,705)
				30 year Fannie Mae pools

597,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,489)
				30 year Fannie Mae pools

45,827	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(268)
				30 year Fannie Mae pools

122,114	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(713)
				30 year Fannie Mae pools

32,774	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(21)
				30 year Fannie Mae pools

626,678	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(407)
				30 year Fannie Mae pools

3,421,449	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,934)
				30 year Fannie Mae pools

528,910	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(566)
				30 year Fannie Mae pools

2,666,327	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(385)
				30 year Fannie Mae pools

2,957,619	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,672)
				30 year Fannie Mae pools

550,632	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(80)
				30 year Fannie Mae pools

6,698,000 E	—	6/19/24	(2.83%)	USA Non Revised	(1,875)
				Consumer Price Index-
				Urban (CPI-U)

JPMorgan Chase Bank N.A.
4,234,380	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(2,391)
				30 year Fannie Mae pools

2,664,269	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(385)
				30 year Fannie Mae pools

Total	$5,853				$(147,661)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$20,577	$361,000	5/11/63	300 bp	$27,400

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	28,141

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	13,854

CMBX NA BBB– Index	BBB–/P	5,468	80,000	5/11/63	300 bp	6,980

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	35,808	323,000	5/11/63	300 bp	41,913

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	33,609	819,000	5/11/63	300 bp	49,088

CMBX NA BBB– Index	BBB–/P	38,549	503,000	5/11/63	300 bp	48,056

CMBX NA BBB– Index	BBB–/P	6,960	395,000	5/11/63	300 bp	14,425

CMBX NA BBB– Index	BBB–/P	11,988	394,000	5/11/63	300 bp	19,435

Putnam VT Diversified Income Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$25,590	$389,000	5/11/63	300 bp	$32,942

CMBX NA BBB– Index	BBB–/P	30,042	388,000	5/11/63	300 bp	37,375

CMBX NA BBB– Index	BBB–/P	30,800	386,000	5/11/63	300 bp	38,096

CMBX NA BBB– Index	BBB–/P	5,900	384,000	5/11/63	300 bp	13,157

CMBX NA BBB– Index	BBB–/P	41,918	371,000	5/11/63	300 bp	48,930

CMBX NA BBB– Index	BBB–/P	25,423	349,000	5/11/63	300 bp	32,019

CMBX NA BBB– Index	BBB–/P	23,720	298,000	5/11/63	300 bp	29,352

CMBX NA BBB– Index	BBB–/P	3,111	268,000	5/11/63	300 bp	8,177

CMBX NA BBB– Index	BBB–/P	2,947	154,000	5/11/63	300 bp	5,857

CMBX NA BB Index	—	1,820	91,000	5/11/63	(500 bp)	(431)

CMBX NA BB Index	—	(1,037)	135,000	5/11/63	(500 bp)	(4,376)

CMBX NA BB Index	—	(1,293)	135,000	5/11/63	(500 bp)	(4,632)

CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	(4,604)

CMBX NA BB Index	—	2,799	181,000	5/11/63	(500 bp)	(1,678)

CMBX NA BB Index	—	4,806	182,000	5/11/63	(500 bp)	305

CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(12,702)

CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	(12,193)

CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(13,194)

CMBX NA BBB– Index	BBB–/P	(9,506)	491,000	5/11/63	300 bp	(226)

CMBX NA BBB– Index	BBB–/P	11,924	276,000	5/11/63	300 bp	17,140

CMBX NA BBB– Index	BBB–/P	6,163	259,000	5/11/63	300 bp	11,058

CMBX NA BBB– Index	BBB–/P	176	254,000	5/11/63	300 bp	4,977

CMBX NA BBB– Index	BBB–/P	880	254,000	5/11/63	300 bp	5,680

CMBX NA BBB– Index	BBB–/P	(4,462)	247,000	5/11/63	300 bp	206

CMBX NA BBB– Index	BBB–/P	10,529	220,000	5/11/63	300 bp	14,687

CMBX NA BBB– Index	—	(15,863)	338,000	1/17/47	(300 bp)	(16,336)

CMBX NA BBB– Index	—	(19,378)	343,000	1/17/47	(300 bp)	(19,858)

Deutsche Bank AG
Republic of Argentina, 8.28%, 12/31/33	CC/F	60,808	520,000	3/20/17	500 bp	(103,715)

Goldman Sachs International
CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	(193)

CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	(4,636)

CMBX NA BBB– Index	BBB–/P	(4,116)	247,000	5/11/63	300 bp	553

Total		$405,089				$351,029

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

30 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,839

Energy	—	—	2,594

Total common stocks	—	—	16,433

Convertible bonds and notes	—	281,575	—

Convertible preferred stocks	182,532	—	—

Corporate bonds and notes	—	109,028,723	6

Foreign government and agency bonds and notes	—	38,729,597	—

Mortgage-backed securities	—	157,424,282	—

Preferred stocks	190,554	570,647	—

Purchased options outstanding	—	2,031,083	—

Purchased swap options outstanding	—	289,896	—

Senior loans	—	7,858,064	—

U.S. government and agency mortgage obligations	—	69,193,758	—

Warrants	—	4,181	—

Short-term investments	—	12,553,120	—

Totals by level	$373,086	$397,964,926	$16,439

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(524,323)	$—

Futures contracts	(518,082)	—	—

Written options outstanding	—	(1,883,100)	—

Written swap options outstanding	—	(2,358,045)	—

Forward premium swap option contracts	—	(152,885)	—

TBA sale commitments	—	(11,914,375)	—

Interest rate swap contracts	—	(4,476,032)	—

Total return swap contracts	—	(153,514)	—

Credit default contracts	—	(54,060)	—

Totals by level	$(518,082)	$(21,516,334)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 31

Statement of assets and liabilities
6/30/14 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $373,008,067)	$398,354,451

Cash	233,536

Foreign currency (cost $11,292) (Note 1)	11,329

Dividends, interest and other receivables	4,252,607

Receivable for shares of the fund sold	54,080

Receivable for investments sold	4,178,188

Receivable for sales of delayed delivery securities (Note 1)	4,291,188

Receivable for variation margin (Note 1)	797,490

Unrealized appreciation on forward premium swap option contracts (Note 1)	417,454

Unrealized appreciation on forward currency contracts (Note 1)	531,913

Unrealized appreciation on OTC swap contracts (Note 1)	1,527,720

Premium paid on OTC swap contracts (Note 1)	71,375

Total assets	414,721,331

Liabilities

Payable for investments purchased	2,737,732

Payable for purchases of delayed delivery securities (Notes 1, 6 and 7)	55,092,585

Payable for shares of the fund repurchased	1,076,125

Payable for compensation of Manager (Note 2)	150,177

Payable for custodian fees (Note 2)	25,232

Payable for investor servicing fees (Note 2)	56,843

Payable for Trustee compensation and expenses (Note 2)	144,353

Payable for administrative services (Note 2)	547

Payable for distribution fees (Note 2)	45,543

Payable for variation margin (Note 1)	1,038,072

Unrealized depreciation on OTC swap contracts (Note 1)	2,449,226

Premium received on OTC swap contracts (Note 1)	482,317

Unrealized depreciation on forward currency contracts (Note 1)	1,056,236

Unrealized depreciation on forward premium swap option contracts (Note 1)	570,339

Written options outstanding, at value (premiums $4,318,882) (Notes 1 and 3)	4,241,145

TBA sale commitments, at value (proceeds receivable $11,826,094) (Note 1)	11,914,375

Other accrued expenses	141,390

Total liabilities	81,222,237

Net assets	$333,499,094

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$392,345,364

Undistributed net investment income (Note 1)	8,719,551

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(89,994,181)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	22,428,360

Total — Representing net assets applicable to capital shares outstanding	$333,499,094

Computation of net asset value Class IA

Net assets	$116,026,441

Number of shares outstanding	16,055,458

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.23

Computation of net asset value Class IB

Net assets	$217,472,653

Number of shares outstanding	30,064,571

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.23

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Diversified Income Fund

Statement of operations
Six months ended 6/30/14 (Unaudited)

Investment income

Interest (including interest income of $3,090 from investments in affiliated issuers) (Note 5)	$10,464,142

Dividends	35,826

Total investment income	10,499,968

Expenses

Compensation of Manager (Note 2)	935,312

Investor servicing fees (Note 2)	174,031

Custodian fees (Note 2)	54,976

Trustee compensation and expenses (Note 2)	11,087

Distribution fees (Note 2)	284,643

Administrative services (Note 2)	3,567

Other	147,063

Total expenses	1,610,679

Expense reduction (Note 2)	—

Net expenses	1,610,679

Net investment income	8,889,289

Net realized gain on investments (Notes 1 and 3)	3,953,743

Net realized loss on swap contracts (Note 1)	(3,288,399)

Net realized loss on futures contracts (Note 1)	(1,284,403)

Net realized loss on foreign currency transactions (Note 1)	(669,518)

Net realized gain on written options (Notes 1 and 3)	1,994,655

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	178,743

Net unrealized appreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the period	2,321,997

Net gain on investments	3,206,818

Net increase in net assets resulting from operations	$12,096,107

Statement of changes in net assets

	Six months ended	Year ended
	6/30/14*	12/31/13

Decrease in net assets

Operations:

Net investment income	$8,889,289	$22,760,100

Net realized gain on investments and foreign currency transactions	706,078	5,460,082

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	2,500,740	2,899,808

Net increase in net assets resulting from operations	12,096,107	31,119,990

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,571,123)	(4,499,706)

Class IB	(17,778,297)	(10,005,596)

Decrease from capital share transactions (Note 4)	(11,062,946)	(104,341,636)

Total decrease in net assets	(26,316,259)	(87,726,948)

Net assets:

Beginning of period	359,815,353	447,542,301

End of period (including undistributed net investment income of $8,719,551 and $27,179,682, respectively)	$333,499,094	$359,815,353

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 33

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/14†	$7.58	.19	.08	.27	(.62)	(.62)	—	$7.23	3.69*	$116,026	.38*	2.64*	82*

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	—	7.58	8.08	121,877.75		5.71	234

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[f,g]	6.88	(3.17)	134,507.76		5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	9.07[i]	168

Class IB

6/30/14†	$7.57	.19	.07	.26	(.60)	(.60)	—	$7.23	3.50*	$217,473	.50*	2.51*	82*

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	—	7.57	7.81	237,938	1.00	5.45	234

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	6.87	(3.43)	301,565	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99[h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	8.95[i]	168

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover excludes TBA purchase and sale commitments.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.13% of average net assets.

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Diversified Income Fund

Notes to financial statements 6/30/14 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2014 through June 30, 2014.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment

Putnam VT Diversified Income Fund 35

in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of

36 Putnam VT Diversified Income Fund

the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,955,393 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,831,487 and may include amounts related to unsettled agreements.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement. TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million ($315 million prior to June 27, 2014) unsecured committed line of credit and a $235.5 million ($185 million prior to June 27, 2014) unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate

Putnam VT Diversified Income Fund 37

plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% (0.02% prior to June 27, 2014) of the committed line of credit and 0.04% ($50,000 prior to June 27, 2014) of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2013, the fund had a capital loss carryover of $84,364,719 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$17,089,018	$13,477,283	$30,566,301	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $379,437,802, resulting in gross unrealized appreciation and depreciation of $21,918,233 and $3,001,584, respectively, or net unrealized appreciation of $18,916,649.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 52.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rates provided in the table above.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$59,244
Class IB	114,787

Total	$174,031

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $215, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

38 Putnam VT Diversified Income Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$284,643

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA commitments aggregated $264,679,381 and $266,516,512, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	contract amounts	premiums

Written options outstanding at the beginning of
the reporting period	USD	86,859,600	$238,864	$—	$—

	EUR	97,988,000	$—	$—	$—

Options opened	USD	214,414,430	2,371,650	890,000,000	3,909,688

	EUR	139,331,000	130,595	—	—

Options exercised	USD	—	—	—	—

	EUR	—	—	—	—

Options expired	USD	—	—	(48,000,000)	(197,500)

	EUR	—	—	—	—

Options closed	USD	(186,596,530)	(342,413)	(408,000,000)	(1,661,407)

	EUR	(143,236,000)	(130,595)	—	—

Written options outstanding at the
end of the reporting period	USD	114,677,500	$2,268,101	$434,000,000	$2,050,781

	EUR	94,083,000	$—	$—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/14		Year ended 12/31/13		Six months ended 6/30/14		Year ended 12/31/13

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	117,644	$871,521	286,991	$2,109,654	1,583,189	$11,616,271	3,963,791	$29,092,914

Shares issued in connection with
reinvestment of distributions	1,340,493	9,571,123	620,649	4,499,706	2,486,475	17,778,297	1,380,082	10,005,596

	1,458,137	10,442,644	907,640	6,609,360	4,069,664	29,394,568	5,343,873	39,098,510

Shares repurchased	(1,485,327)	(10,994,271)	(3,105,689)	(22,838,866)	(5,435,244)	(39,905,887)	(17,348,305)	(127,210,640)

Net decrease	(27,190)	$(551,627)	(2,198,049)	$(16,229,506)	(1,365,580)	$(10,511,319)	(12,004,432)	$(88,112,130)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund *	$12,455,940	$72,756,502	$85,212,442	$3,090	$—

Total	$12,455,940	$72,756,502	$85,212,442	$3,090	$—

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Putnam VT Diversified Income Fund 39

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $40,789, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

WR Grace & Co.	$40,789

Totals	$40,789

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$137,600,000

Purchased swap option contracts (contract amount)	$165,000,000

Written TBA commitment option contracts (contract amount) (Note 3)	$275,100,000

Written swap option contracts (contract amount) (Note 3)	$240,000,000

Futures contracts (number of contracts)	900

Forward currency contracts (contract amount)	$223,900,000

OTC interest rate swap contracts (notional)	$602,300,000

Centrally cleared interest rate swap contracts (notional)	$1,178,800,000

OTC total return swap contracts (notional)	$317,600,000

OTC credit default contracts (notional)	$11,500,000

Warrants (number of warrants)	37

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$163,183	Payables	$217,243

Foreign exchange contracts	Receivables	531,913	Payables	1,056,236

Equity contracts	Investments	4,181	Payables	—

Interest rate contracts	Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	4,837,848*	Unrealized depreciation	12,058,527*

Total		$5,537,125		$13,332,006

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

40 Putnam VT Diversified Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(158,884)	$(158,884)

Foreign exchange contracts	—	—	(633,786)	—	$(633,786)

Interest rate contracts	(409,557)	(1,284,403)	—	(3,129,515)	$(4,823,475)

Total	$(409,557)	$(1,284,403)	$(633,786)	$(3,288,399)	$(5,616,145)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$331,948	$331,948

Foreign exchange contracts	—	—	—	201,057	—	$201,057

Equity contracts	786	—	—	—	—	$786

Interest rate contracts	—	(346,652)	(322,015)	—	(5,033,714)	$(5,702,381)

Total	$786	$(346,652)	$(322,015)	$201,057	$(4,701,766)	$(5,168,590)

Putnam VT Diversified Income Fund 41

Note 10 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, see Note 1, if any. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$3,258	$—	$—	$—	$4,902	$61,266	$—	$—	$282,481	$—	$—	$—	$—	$351,907

Centrally cleared interest rate
swap contracts§	—	—	795,491	—	—	—	—	—	—	—	—	—	—	795,491

OTC Total return swap contracts*#	901	373,203	—	161,364	84,689	—	—	—	—	—	—	—	—	620,157

OTC Credit default contracts*#	18,239	6,105	—	—	134,170	—	4,669	—	—	—	—	—	—	163,183

Futures contracts§	—	—	—	—	—	—	—	—	—	1,999	—	—	—	1,999

Forward currency contracts#	62,431	53,050	—	75,035	33,055	50,718	6,089	20,546	95,321	—	82,878	3,994	48,796	531,913

Forward premium swap option contracts #	—	—	—	23,456	—	—	319,493	—	74,505	—	—	—	—	417,454

Purchased swap options** #	289,896	—	—	—	—	—	—	—	—	—	—	—	—	289,896

Purchased options** #	—	—	—	—	—	—	—	—	2,031,083	—	—	—	—	2,031,083

Total Assets	$374,725	$432,358	$795,491	$259,855	$256,816	$111,984	$330,251	$20,546	$2,483,390	$1,999	$82,878	$3,994	$48,796	$5,203,083

Liabilities:

OTC Interest rate swap contracts*#	$45,406	$—	$—	$50,300	$—	$428,386	$608,176	$—	$344,513	$—	$—	$—	$—	$1,476,781

Centrally cleared interest rate
swap contracts§	—	—	934,860	—	—	—	—	—	—	—	—	—	—	934,860

OTC Total return swap contracts*#	5,970	349,350	—	269,560	80,465	26,921	38,629	—	2,776	—	—	—	—	773,671

OTC Credit default contracts*#	—	—	—	—	47,130	164,523	5,590	—	—	—	—	—	—	217,243

Futures contracts§	—	—	—	—	—	—	—	—	—	103,212	—	—	—	103,212

Forward currency contracts#	64,913	123,643	—	98,199	103,650	106,868	62,763	62,461	152,563	—	120,448	63,774	96,954	1,056,236

Forward premium swap option contracts #	—	—	—	43,610	—	—	396,859	—	129,870	—	—	—	—	570,339

Written swap options #	560,077	—	—	—	—	—	—	—	1,797,968	—	—	—	—	2,358,045

Written options #	—	—	—	—	—	—	—	—	1,883,100	—	—	—	—	1,883,100

Total Liabilities	$676,366	$472,993	$934,860	$461,669	$231,245	$726,698	$1,112,017	$62,461	$4,310,790	$103,212	$120,448	$63,774	$96,954	$9,373,487

Total Financial and Derivative Net Assets	$(301,641)	$(40,635)	$(139,369)	$(201,814)	$25,571	$(614,714)	$(781,766)	$(41,915)	$(1,827,400)	$(101,213)	$(37,570)	$(59,780)	$(48,158)	$(4,170,404)

Total collateral received (pledged)† ##	$(249,950)	$—	$—	$(201,814)	$—	$(614,714)	$(781,766)	$—	$(1,724,716)	$—	$—	$—	$—

Net amount	$(51,691)	$(40,635)	$(139,369)	$—	$25,571	$—	$—	$(41,915)	$(102,684)	$(101,213)	$(37,570)	$(59,780)	$(48,158)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement. (Note 1)

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

42 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 43

Shareholder meeting results (Unaudited)
February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	545,333,593	24,865,496

Ravi Akhoury	545,906,178	24,292,911

Barbara M. Baumann	549,255,821	20,943,268

Jameson A. Baxter	548,878,213	21,320,877

Charles B. Curtis	548,266,326	21,932,764

Robert J. Darretta	548,954,413	21,244,676

Katinka Domotorffy	547,720,210	22,478,879

John A. Hill	548,926,132	21,272,957

Paul L. Joskow	548,318,739	21,880,351

Kenneth R. Leibler	549,128,017	21,071,073

Robert E. Patterson	548,989,554	21,209,535

George Putnam, III	548,805,405	21,393,685

Robert L. Reynolds	549,170,754	21,028,335

W. Thomas Stephens	548,523,544	21,675,546

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

41,650,912	1,425,053	3,915,648	—

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes for	Votes against	Abstentions	Broker non-votes

507,595,281	19,452,349	43,151,459	—

All tabulations are rounded to the nearest whole number.

44 Putnam VT Diversified Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2014, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2014, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2014 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2014. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements under the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. Shareholders also voted overwhelmingly to approve these fee arrangements again in early 2014, when they were asked to approve new management contracts (with the same fees and substantially identical other provisions) following the possible termination of the previous management contracts as a result of the death of the Honorable Paul G. Desmarais. (Mr. Desmarais, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada, which (directly and indirectly) is the majority owner of Putnam Management. Mr. Desmarais’ voting control of shares of Power Corporation of Canada was transferred to The Desmarais Family Residuary Trust upon his death and this transfer, as a technical matter, may have constituted an “assignment” within the meaning of the 1940 Act, causing the Putnam funds’ management contracts to terminate automatically.)

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under

Putnam VT Diversified Income Fund 45

management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2013 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2013 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2013 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the second-best performing mutual fund complex for both 2013 and the five-year period ended December 31, 2013. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2013 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered available, the Trustees evaluated performance based on comparisons of their returns with

46 Putnam VT Diversified Income Fund

the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2013 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	2nd	1st

For each of the one-year and five-year periods ended December 31, 2013, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2013, there were 57, 43 and 37 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients.

Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

Putnam VT Diversified Income Fund 47

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48 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 49

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	289197 8/14

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 27, 2014